Pioneer Bond Fund

Schedule of Investments | September 30, 2020

Ticker Symbols: Class A PIOBX Class C PCYBX Class K PBFKX Class R PBFRX Class Y PICYX

Schedule of Investments | 9/30/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 104.3%
	COMMON STOCK - 0.0%† of Net Assets
	Auto Components - 0.0%†
593	Lear Corp.	$ 64,667
	Total Auto Components	$ 64,667
	TOTAL COMMON STOCK
	(Cost $69,269)	$ 64,667
	CONVERTIBLE PREFERRED STOCKS - 1.2% of Net Assets
	Banks - 1.2%
17,176(a)	Bank of America Corp., 7.25%	$25,557,888
33,980(a)	Wells Fargo & Co., 7.5%	45,602,859
	Total Banks	$71,160,747
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $69,818,240)	$71,160,747
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 13.0% of Net Assets
535,449(b)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 0.382% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$ 516,109
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	630,488
1,250,000(b)	522 Funding CLO I, Ltd., Series 2019-5A, Class D, 4.475% (3 Month USD LIBOR + 420 bps), 1/15/33 (144A)	1,215,464
12,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class A1, 3.085%, 8/15/40 (144A)	12,930,149
2,354,225	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	2,367,506
4,000,000	American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)	4,130,517
800,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class C, 3.74%, 4/22/24 (144A)	814,505
1,249,999	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class D, 3.98%, 4/22/24 (144A)	1,273,430
1,675,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	1,712,101
5,784,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	5,857,331
3,833,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class B, 2.8%, 3/20/25 (144A)	3,854,661
2,676,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	2,619,771
5,900,000	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	5,945,175
2,300,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	2,319,734
7,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class B, 3.37%, 6/15/25 (144A)	7,064,373
3,000,000(b)	ASSURANT CLO III, Ltd., Series 2018-3A, Class E, 6.422% (3 Month USD LIBOR + 615 bps), 10/20/31 (144A)	2,505,597
1,750,000	Avid Automobile Receivables Trust, Series 2018-1, Class B, 3.85%, 7/15/24 (144A)	1,765,614
2,000,000	Avid Automobile Receivables Trust, Series 2019-1, Class C, 3.14%, 7/15/26 (144A)	2,049,246
8,750,000(b)	Battalion CLO XV, Ltd., Series 2020-15A, Class D, 3.523% (3 Month USD LIBOR + 325 bps), 1/17/33 (144A)	8,316,647
2,301,000(c)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B2, 4.75%, 11/28/53 (144A)	2,569,721
1,416,000	BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)	1,435,756
2,000,000(b)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.295% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	1,894,152
618,841	BXG Receivables Note Trust, Series 2015-A, Class A, 2.88%, 5/2/30 (144A)	619,220
2,750,000(b)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 4.275% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)	2,667,467
8,305,646(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.0%, 11/25/44 (144A)	8,562,726
8,600,000	CIG Auto Receivables Trust, Series 2019-1A, Class B, 3.59%, 8/15/24 (144A)	8,861,273
739,231(b)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 0.798% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	734,299
473,962	Conn's Receivables Funding LLC, Series 2019-A, Class A, 3.4%, 10/16/23 (144A)	474,870
4,790,000	Conn's Receivables Funding LLC, Series 2019-B, Class B, 3.62%, 6/17/24 (144A)	4,736,135
7,600,000	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	7,712,178
3,000,000	CoreVest American Finance Trust, Series 2017-1, Class C, 3.756%, 10/15/49 (144A)	3,056,045
1,248,524	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	1,262,890
9,230,250	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	9,811,110
131,050(b)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 1.948% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	131,981
4,000,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	4,111,048
2,400,000	Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	2,467,978
1,650,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	1,716,936
4,200,000(b)	Dryden 78 CLO, Ltd., Series 2020-78A, Class E, 7.867% (3 Month USD LIBOR + 660 bps), 4/17/33 (144A)	3,999,236
4,500,000	Elm Trust, Series 2018-2A, Class A2, 4.605%, 10/20/27 (144A)	4,498,520
1,800,000	Elm Trust, Series 2020-3A, Class A2, 2.954%, 8/20/29 (144A)	1,809,946
603,796	Engs Commercial Finance Trust, Series 2016-1A, Class B, 3.45%, 3/22/22 (144A)	605,199
1,900,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	1,905,489
4,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	3,942,457
5,000,000	Fair Square Issuance Trust, Series 2020-AA, Class C, 5.4%, 9/20/24 (144A)	4,801,500
1,237,837	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	1,259,462
1,523,492	FCI Funding LLC, Series 2019-1A, Class B, 0.0%, 2/18/31 (144A)	1,538,443
9,773,620	Finance of America Structured Securities Trust, Series 2019-A, Class JR2, 0.0%, 3/25/69	10,554,534
11,305,139	Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	11,831,152
4,500,000(b)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 4.622% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	4,199,229
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,000,000(b)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 7.972% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)	$ 955,369
3,750,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	3,801,311
4,200,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	3,619,290
1,750,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/25 (144A)	1,808,980
5,080,000	Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.68%, 8/20/23 (144A)	5,106,428
6,000,000	GLS Auto Receivables Issuer Trust, Series 2019-1A, Class C, 3.87%, 12/16/24 (144A)	6,210,769
4,390,000(b)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class D, 4.122% (3 Month USD LIBOR + 385 bps), 1/20/33 (144A)	4,391,607
4,248,300	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	4,392,402
5,000,000(b)	Harriman Park CLO, Ltd., Series 2020-1A, Class D, 4.775% (3 Month USD LIBOR + 364 bps), 4/20/31 (144A)	4,978,195
1,850,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class C, 3.77%, 5/10/32 (144A)	1,853,811
2,800,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class D, 4.17%, 5/10/32 (144A)	2,806,380
1,050,000	HIN Timeshare Trust, Series 2020-A, Class D, 5.5%, 10/9/39 (144A)	1,026,508
4,224,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	3,676,316
3,467,268(b)	Home Partners of America Trust, Series 2018-1, Class A, 1.051% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	3,460,767
3,587,203	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	3,636,948
4,934,456	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	5,069,197
5,250,000	Horizon Funding LLC, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	5,223,750
691,794	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	444,956
189,953	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	122,089
3,650,000(b)	Invitation Homes Trust, Series 2018-SFR1, Class C, 1.401% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	3,652,266
4,730,000(b)	Invitation Homes Trust, Series 2018-SFR2, Class D, 1.602% (1 Month USD LIBOR + 145 bps), 6/17/37 (144A)	4,721,147
6,860,000(b)	Invitation Homes Trust, Series 2018-SFR3, Class D, 1.801% (1 Month USD LIBOR + 165 bps), 7/17/37 (144A)	6,859,996
8,960,000(b)	Invitation Homes Trust, Series 2018-SFR3, Class E, 2.151% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	8,965,952
270,400	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	283,662
3,658,324	JG Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	4,204,517
6,169,961	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	7,108,493
14,500,000	Kabbage Funding LLC, Series 2019-1, Class B, 4.071%, 3/15/24 (144A)	14,322,666
3,200,000(b)	Kayne CLO 7, Ltd., Series 2020-7A, Class E, 7.907% (3 Month USD LIBOR + 650 bps), 4/17/33 (144A)	3,061,766
2,100,000	LL ABS Trust, Series 2019-1A, Class B, 3.52%, 3/15/27 (144A)	2,082,258
6,000,000(b)	M360 LLC, Series 2019-CRE2, Class A, 1.552% (1 Month USD LIBOR + 140 bps), 9/15/34 (144A)	5,842,976
4,850,000(b)	Madison Park Funding XXII, Ltd., Series 2016-22A, Class ER, 6.975% (3 Month USD LIBOR + 670 bps), 1/15/33 (144A)	4,425,174
3,750,000(b)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class D, 4.025% (3 Month USD LIBOR + 375 bps), 1/15/33 (144A)	3,715,444
4,400,000(b)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.525% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)	4,288,834
5,000,000(b)	Mariner CLO LLC, Series 2015-1A, Class DR2, 3.122% (3 Month USD LIBOR + 285 bps), 4/20/29 (144A)	4,748,165
5,950,000	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	5,970,961
1,750,000	Marlin Receivables LLC, Series 2018-1A, Class C, 3.7%, 6/20/23 (144A)	1,760,190
9,467,816(c)	Mill City Mortgage Loan Trust, Series 2018-3, Class M3, 3.25%, 8/25/58 (144A)	9,590,100
3,332,000(c)	Mill City Mortgage Trust, Series 2015-1, Class B3, 3.73%, 6/25/56 (144A)	3,549,041
3,111,859	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	3,290,715
2,540,000	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	2,508,224
1,520,406	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.1%, 4/20/46 (144A)	1,553,537
1,064,718	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	1,105,924
2,850,000(b)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class CR, 3.245% (3 Month USD LIBOR + 300 bps), 12/21/29 (144A)	2,716,580
2,457,253(b)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 2.148% (1 Month USD LIBOR + 200 bps), 2/25/43 (144A)	2,402,793
1,500,000	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	1,517,266
3,000,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	3,046,211
306,873(b)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 0.823% (1 Month USD LIBOR + 68 bps), 1/25/36	306,633
4,621,943	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	4,552,309
134,396	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	134,448
3,000,000	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	3,030,530
4,000,000(b)	Palmer Square Loan Funding Ltd., Series 2020-1A, Class B, 2.153% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	3,908,452
4,000,000(b)	Palmer Square Loan Funding Ltd., Series 2020-1A, Class D, 5.103% (3 Month USD LIBOR + 485 bps), 2/20/28 (144A)	3,548,720
5,500,000	Perimeter Master Note Business Trust, Series 2019-2A, Class B, 5.21%, 5/15/24 (144A)	5,556,157
5,000,000	PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	4,837,500
2,350,000	PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	2,273,625
3,730,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	3,805,376
6,180,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/34 (144A)	6,207,523
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
3,250,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	$ 3,332,383
5,810,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	5,974,221
8,370,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	8,617,045
117,781	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 8/15/22 (144A)	117,826
8,500,000(b)	Race Point VIII CLO, Ltd., Series 2013-8A, Class CR2, 2.303% (3 Month USD LIBOR + 205 bps), 2/20/30 (144A)	8,211,383
4,000,000(b)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 3.753% (3 Month USD LIBOR + 350 bps), 2/20/30 (144A)	3,736,240
8,000,000	Republic Finance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)	8,132,993
523,502	SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 (144A)	524,968
2,250,000	SCF Equipment Leasing LLC, Series 2018-1A, Class C, 4.21%, 4/20/27 (144A)	2,304,914
7,400,000	SCF Equipment Leasing LLC, Series 2019-1A, Class C, 3.92%, 11/20/26 (144A)	7,465,620
3,404,000	SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/26 (144A)	3,468,006
4,600,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	4,726,588
1,162,000	Small Business Lending Trust, Series 2019-A, Class B, 3.42%, 7/15/26 (144A)	1,095,869
4,000,000(b)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 4.385% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)	3,881,780
4,100,000(b)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class E, 7.895% (3 Month USD LIBOR + 762 bps), 1/15/33 (144A)	3,950,977
12,000,000	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	12,043,067
1,459,375	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	1,482,569
8,750,000(b)	Symphony CLO XXII, Ltd., Series 2020-22A, Class C, 3.464% (3 Month USD LIBOR + 215 bps), 4/18/33 (144A)	8,569,059
3,200,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class C, 3.84%, 11/15/24 (144A)	3,254,360
1,078,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.3%, 11/15/24 (144A)	1,109,088
286,065	TLF National Tax Lien Trust, Series 2017-1A, Class B, 3.84%, 12/15/29 (144A)	288,399
12,500,000(c)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.628%, 11/25/60 (144A)	12,501,405
6,000,000(c)	Towd Point Mortgage Trust, Series 2015-6, Class B1, 3.945%, 4/25/55 (144A)	6,428,266
9,700,000(c)	Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.035%, 2/25/55 (144A)	10,463,931
9,750,000(c)	Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.499%, 8/25/55 (144A)	10,109,466
7,000,000(c)	Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.111%, 4/25/56 (144A)	7,482,482
9,000,000(c)	Towd Point Mortgage Trust, Series 2016-4, Class B1, 3.935%, 7/25/56 (144A)	9,634,561
11,530,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 3.897%, 10/25/56 (144A)	12,146,347
12,925,000(c)	Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.18%, 4/25/57 (144A)	13,952,031
12,600,000(c)	Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75%, 4/25/57 (144A)	13,793,829
13,920,000(c)	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.389%, 6/25/57 (144A)	14,682,245
23,000,000(c)	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.25%, 6/25/57 (144A)	24,134,420
12,000,000(c)	Towd Point Mortgage Trust, Series 2017-6, Class M2, 3.25%, 10/25/57 (144A)	12,634,672
5,161,000(c)	Towd Point Mortgage Trust, Series 2018-1, Class B1, 3.89%, 1/25/58 (144A)	5,307,374
6,810,000(c)	Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.5%, 3/25/58 (144A)	7,290,639
10,996,835(c)	Towd Point Mortgage Trust, Series 2018-3, Class M1, 3.875%, 5/25/58 (144A)	11,716,704
11,185,000(c)	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875%, 5/25/58 (144A)	11,489,213
2,268,418(c)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.0%, 10/25/58 (144A)	2,320,288
900,000(c)	Towd Point Mortgage Trust, Series 2019-3, Class M2, 4.25%, 2/25/59 (144A)	952,586
2,353,174(b)	Towd Point Mortgage Trust, Series 2019-HY2, Class A1, 1.148% (1 Month USD LIBOR + 100 bps), 5/25/58 (144A)	2,353,174
12,780,000(b)	Towd Point Mortgage Trust, Series 2019-HY2, Class M2, 2.048% (1 Month USD LIBOR + 190 bps), 5/25/58 (144A)	11,974,748
4,616,599(c)	Towd Point Mortgage Trust, Series 2019-HY2, Class XA, 5.0%, 5/25/58 (144A)	4,617,923
14,550,000(c)	Towd Point Mortgage Trust, Series 2019-SJ3, Class A2, 3.0%, 11/25/59 (144A)	14,841,589
8,500,000	Tricon American Homes Trust, Series 2017-SFR2, Class B, 3.275%, 1/17/36 (144A)	8,793,287
9,411,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	9,903,140
2,125,000	United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/24 (144A)	2,162,043
14,407	United States Small Business Administration, 6.14%, 1/1/22	14,728
101,434	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	107,002
101,043	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	106,866
166,080	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	181,781
156,765	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	173,175
106,592	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	117,494
101,469	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	113,374
36,791	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	40,873
90,993	United States Small Business Administration, Series 2009-20I, Class 1, 4.2%, 9/1/29	98,236
4,000,000	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	3,830,883
2,450,000	US Auto Funding LLC, Series 2019-1A, Class B, 3.99%, 12/15/22 (144A)	2,481,769
329,773	Welk Resorts LLC, Series 2015-AA, Class A, 2.79%, 6/16/31 (144A)	330,543
1,260,741	Welk Resorts LLC, Series 2017-AA, Class B, 3.41%, 6/15/33 (144A)	1,245,771
1,966,068	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	1,920,109
943,683	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	880,612
3,500,078	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	3,449,510
5,771,221	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	6,009,938
3,870,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	4,004,706
2,900,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class E, 3.59%, 3/17/25 (144A)	2,887,485
3,220,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class D, 2.76%, 1/15/26 (144A)	3,303,640
1,800,000(b)	Whitebox Clo II Ltd., Series 2020-2A, Class E, 8.092% (3 Month USD LIBOR + 785 bps), 10/24/31 (144A)	1,764,824
824,445	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	806,504
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
6,400,000(b)	York CLO-4, Ltd., Series 2016-2A, Class CR, 2.422% (3 Month USD LIBOR + 215 bps), 4/20/32 (144A)	$ 6,223,430
	TOTAL ASSET BACKED SECURITIES
	(Cost $762,568,370)	$773,767,545
	COLLATERALIZED MORTGAGE OBLIGATIONS - 13.2% of Net Assets
2,800,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	$3,036,581
700,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	771,443
1,300,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	1,384,435
2,320,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	2,403,348
6,700,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1, 4.065%, 3/25/49 (144A)	6,929,273
2,025,102(c)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.5%, 1/28/55 (144A)	2,065,046
2,404,466(b)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 1.748% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	2,380,807
567,608(b)	Bellemeade Re, Ltd., Series 2018-2A, Class M1B, 1.498% (1 Month USD LIBOR + 135 bps), 8/25/28 (144A)	567,101
3,667,248(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 1.998% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	3,641,073
5,250,000(b)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 2.898% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	5,056,287
4,530,000(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.898% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	4,524,692
4,060,000(b)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 2.848% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	3,776,996
14,250,000(c)	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A2, 3.0%, 5/26/59 (144A)	15,057,241
1,950,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A2, 2.6%, 2/25/55 (144A)	2,009,842
3,250,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	3,348,022
3,309,663(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.0%, 10/25/68 (144A)	3,433,119
3,233,612(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.0%, 10/25/68 (144A)	3,153,138
1,473,916(c)	Chase Home Lending Mortgage Trust, Series 2019-1, Class B1, 3.951%, 3/25/50 (144A)	1,571,737
6,764,292(c)	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class B3, 4.129%, 7/25/49 (144A)	6,772,458
2,460,339(c)	Chase Mortgage Finance Corp., Series 2016-SH1, Class M3, 3.75%, 4/25/45 (144A)	2,452,813
2,642,958(c)	Chase Mortgage Finance Corp., Series 2016-SH2, Class M4, 3.75%, 12/25/45 (144A)	2,643,820
4,795,206(b)	Chase Mortgage Reference Notes, Series 2020-CL1, Class M1, 2.425% (1 Month USD LIBOR + 225 bps), 10/25/57 (144A)	4,806,390
4,206,847(b)	CHC Commercial Mortgage Trust 2019 - CHC, Series 2019-CHC, Class D, 2.202% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	3,794,703
4,000,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471%, 10/12/50	4,538,043
1,740,137(c)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	1,841,034
2,400,000(d)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	2,460,543
2,400,000(d)	Colony American Finance, Ltd., Series 2016-2, Class D, 5.028%, 11/15/48 (144A)	2,466,536
4,100,000(b)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.398% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)	3,185,569
8,789,931(b)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 2.598% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	8,734,890
778,733(b)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 2.448% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	774,344
2,625,019(b)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 2.298% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	2,614,606
9,283,989(b)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 2.248% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	9,208,641
10,597,254(b)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 2.248% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	10,539,073
5,090,000(b)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 3.798% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	4,733,054
6,450,000(b)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 3.798% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	6,130,413
5,380,208(c)	CSMC Trust, Series 2013-6, Class 2A3, 3.5%, 8/25/43 (144A)	5,560,413
1,915,311(c)	CSMC Trust, Series 2013-IVR3, Class B4, 3.397%, 5/25/43 (144A)	1,888,113
2,262,193(c)	CSMC Trust, Series 2013-IVR5, Class B4, 3.64%, 10/25/43 (144A)	2,278,921
9,000,000	CSMC Trust, Series 2020-RPL4, Class A1, 2.0%, 1/25/60 (144A)	9,288,723
477,119(c)	Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/47 (144A)	482,798
1,534,183(c)	Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976%, 12/25/57 (144A)	1,543,592
1,450,000(c)	Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.112%, 5/25/65 (144A)	1,495,718
1,882,384(b)	Eagle Re, Ltd., Series 2018-1, Class M1, 1.875% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	1,878,496
6,677,369(b)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.948% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	6,633,365
4,606,870(c)	EverBank Mortgage Loan Trust, Series 2013-2, Class A, 3.0%, 6/25/43 (144A)	4,836,026
4,976,118(b)	Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2, 4.598% (1 Month USD LIBOR + 445 bps), 1/25/29	5,133,534
811,877(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 2.698% (1 Month USD LIBOR + 255 bps), 12/25/30	797,416
336,440(c)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.132%, 7/25/43	355,507
10,163,296(b)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 6.398% (1 Month USD LIBOR + 655 bps), 8/15/42	2,233,268
797(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3780, Class FE, 0.552% (1 Month USD LIBOR + 40 bps), 12/15/20	797
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
154,764	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.5%, 6/25/29	$ 163,364
615,342	Federal National Mortgage Association REMICs, Series 2013-128, Class DV, 3.0%, 6/25/23	624,822
2,713,238	Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 1.646%, 12/26/68 (144A)	2,915,115
12,411,689	Finance of America Structured Securities Trust, Series 2019-JR2, Class JR2, 0.0%, 6/25/69 (144A)	13,300,227
12,998,688	Finance of America Structured Securities Trust, Series 2019-JR4, Class JR2, 2.0%, 11/25/69 (144A)	13,479,834
7,472,302	Finance of America Structured Securities Trust, Series 2020-JR2, 0.0%, 5/25/50 (144A)	7,608,120
9,773,619(c)	Flagstar Mortgage Trust, Series 2020-2, Class A4, 3.0%, 12/30/99 (144A)	9,921,289
8,600,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class M2, 1.998% (1 Month USD LIBOR + 185 bps), 2/25/50 (144A)	8,372,417
8,960,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.148% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	9,256,753
3,020,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 3.898% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	3,056,423
7,890,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.248% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	7,771,371
2,520,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.402% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	2,538,344
1,590,000(b)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class M2, 3.302% (1 Month USD LIBOR + 315 bps), 9/25/50 (144A)	1,594,256
4,230,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1, 4.398% (1 Month USD LIBOR + 425 bps), 10/25/48 (144A)	3,934,034
9,880,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 2.448% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	9,669,917
4,720,809(b)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class M2, 2.598% (1 Month USD LIBOR + 245 bps), 3/25/49 (144A)	4,641,074
4,350,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 12.398% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	4,197,936
2,842,110(b)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 2.498% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	2,814,913
3,165,000(b)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 11.398% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	2,967,399
1,394,016(b)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class M2, 2.198% (1 Month USD LIBOR + 205 bps), 4/25/49 (144A)	1,371,744
6,515,000(b)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class M3, 2.398% (1 Month USD LIBOR + 225 bps), 2/25/49 (144A)	5,340,050
11,465,925(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 3.598% (1 Month USD LIBOR + 345 bps), 10/25/29	11,797,856
8,940,000(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 2.648% (1 Month USD LIBOR + 250 bps), 3/25/30	9,019,048
5,674,059(c)	FWD Securitization Trust, Series 2019-INV1, Class A1, 2.81%, 6/25/49 (144A)	5,806,272
2,150,000(c)	FWD Securitization Trust, Series 2019-INV1, Class M1, 3.48%, 6/25/49 (144A)	2,093,947
1,800,000(c)	FWD Securitization Trust, Series 2020-INV1, Class M1, 2.85%, 1/25/50 (144A)	1,721,534
706,599	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	740,957
264,099	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	270,262
542,660	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	580,333
37,015,795(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	3,813,508
26,763,097(b)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 3.194% (1 Month USD LIBOR + 335 bps), 1/20/50	2,429,947
2,789,161(c)	GS Mortgage-Backed Securities Trust, Series 2019-PJ1, Class B1, 4.315%, 8/25/49 (144A)	3,039,521
773,052(c)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	774,848
3,250,946(c)	GS Mortgage-Backed Securities Trust, Series 2020-PJ1, Class B1, 3.667%, 5/25/50 (144A)	3,473,523
3,940,541(c)	GS Mortgage-Backed Securities Trust, Series 2020-PJ1, Class B2, 3.667%, 5/25/50 (144A)	4,076,863
4,872,990(c)	GS Mortgage-Backed Securities Trust, Series 2020-PJ2, Class B1, 3.572%, 7/25/50 (144A)	5,180,506
750,000(b)	Home Partners of America Trust, Series 2017-1, Class B, 1.501% (1 Month USD LIBOR + 135 bps), 7/17/34 (144A)	750,087
671,773(b)	Home Re, Ltd., Series 2018-1, Class M1, 1.748% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	663,199
1,942,129(b)	Home Re, Ltd., Series 2019-1, Class M1, 1.798% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	1,919,257
4,350,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	4,500,588
2,380,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	2,462,180
3,237,924(c)	J.P. Morgan Wealth Management, Series 2020-ATR1, Class A15, 3.0%, 2/25/50 (144A)	3,297,370
1,409,655(c)	JP Morgan Mortgage Trust, Series 2013-2, Class B1, 3.624%, 5/25/43 (144A)	1,446,288
4,888,416(c)	JP Morgan Mortgage Trust, Series 2019-7, Class B1A, 2.932%, 2/25/50 (144A)	4,506,335
8,149,421(c)	JP Morgan Mortgage Trust, Series 2019-8, Class B1A, 2.94%, 3/25/50 (144A)	8,352,345
3,714,456(c)	JP Morgan Mortgage Trust, Series 2019-9, Class B1A, 3.307%, 5/25/50 (144A)	3,909,329
12,365,269(c)	JP Morgan Mortgage Trust, Series 2020-2, Class B1A, 3.263%, 7/25/50 (144A)	12,909,922
12,093,166(c)	JP Morgan Mortgage Trust, Series 2020-3, Class A15, 3.5%, 8/25/50 (144A)	12,391,238
4,417,532(c)	JP Morgan Mortgage Trust, Series 2020-3, Class B1A, 3.042%, 8/25/50 (144A)	4,468,506
76,906(c)	JP Morgan Mortgage Trust, Series 2020-4, Class A3, 3.0%, 11/25/50 (144A)	78,988
12,722,294(c)	JP Morgan Mortgage Trust, Series 2020-5, Class A15, 3.0%, 12/25/50 (144A)	12,971,765
5,750,000(c)	JP Morgan Mortgage Trust, Series 2020-7, Class A15, 3.0%, 1/25/51 (144A)	5,885,889
4,868,263(c)	JP Morgan Mortgage Trust, Series 2020-INV1, Class A15, 3.5%, 8/25/50 (144A)	4,976,085
10,847,359(c)	JP Morgan Mortgage Trust, Series 2020-INV2, Class B1A, 2.988%, 10/25/50 (144A)	10,911,735
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
14,657,278(c)	JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, 3.41%, 6/25/50 (144A)	$ 14,427,044
17,660,932(c)	JP Morgan Mortgage Trust, Series 2020-LTV1, Class B2A, 3.66%, 6/25/50 (144A)	17,456,452
5,000,000(c)	JP Morgan Mortgage Trust, Series 2020-LTV2, Class A3, 3.0%, 11/25/50 (144A)	5,146,289
8,500,000(c)	JP Morgan Mortgage Trust, Series 2020-LTV2, Class A15, 3.0%, 11/25/50 (144A)	8,695,566
7,215,946(c)	JP Morgan Wealth Management, Series 2020-ATR1, Class A3, 3.0%, 2/25/50 (144A)	7,375,483
1,589,659	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,738,690
667,521(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.175% (Panamanian Mortgage Reference Rate + -300 bps), 9/8/39 (144A)	687,964
2,344,072(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate + -224 bps), 11/24/42 (144A)	2,508,157
10,259,754(b)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 1.655% (1 Month USD LIBOR + 150 bps), 4/1/24 (144A)	10,138,677
600,000(c)	MFA Trust, Series 2020-NQM1, Class A3, 2.3%, 8/25/49 (144A)	603,038
7,834,325(c)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	8,323,620
8,750,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M1, 3.0%, 7/25/59 (144A)	9,302,591
7,800,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	7,863,161
10,199,682(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	10,383,386
10,950,000(c)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	11,661,438
13,500,000(c)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.937%, 11/25/59 (144A)	12,894,251
8,500,000(c)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class M2, 3.5%, 11/25/59 (144A)	8,336,202
2,457,000(b)	Oaktown Re II, Ltd., Series 2018-1A, Class M2, 2.998% (1 Month USD LIBOR + 285 bps), 7/25/28 (144A)	2,338,149
975,103(c)	OBX Trust, Series 2018-EXP1, Class 1A6, 4.5%, 4/25/48 (144A)	987,291
5,519,679(c)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	5,771,594
4,800,000	Progress Residential Trust, Series 2017-SFR1, Class B, 3.017%, 8/17/34 (144A)	4,856,091
700,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	712,488
5,135,000	Progress Residential Trust, Series 2017-SFR2, Class B, 3.196%, 12/17/34 (144A)	5,164,811
4,384,869(c)	Provident Funding Mortgage Trust, Series 2020-1, Class B1, 3.332%, 2/25/50 (144A)	4,625,450
213,139(b)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.548% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	212,748
7,125,977(b)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.098% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	7,014,391
3,437,000(b)	Radnor Re, Ltd., Series 2019-1, Class M2, 3.348% (1 Month USD LIBOR + 320 bps), 2/25/29 (144A)	3,299,079
12,000,000(b)	Radnor Re, Ltd., Series 2020-1, Class M1C, 1.898% (1 Month USD LIBOR + 175 bps), 2/25/30 (144A)	11,212,805
2,600	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	2,340
101,280(b)	RESIMAC Premier, Series 2017-1A, Class A1A, 1.101% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	101,265
1,250,000(c)	RMF Buyout Issuance Trust, Series 2020-1, Class M3, 2.964%, 2/25/30 (144A)	1,250,125
1,590,000(c)	RMF Buyout Issuance Trust, Series 2020-1, Class M4, 4.191%, 2/25/30 (144A)	1,549,932
6,823,207(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	6,825,689
13,053,150	Saluda Grade Alternative Mortgage Trust, Series 2020-FIG1, Class A1, 3.568%, 9/25/50 (144A)	13,051,659
1,987,856(c)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.73%, 12/25/42	2,003,945
2,513,277(c)	Sequoia Mortgage Trust, Series 2013-4, Class A1, 2.325%, 4/25/43	2,549,951
4,988,147(c)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	5,123,130
6,805,138(c)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	6,905,764
2,006,250(c)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	2,104,688
4,176,148(c)	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.5%, 8/25/49 (144A)	4,296,571
11,220,000(b)	STACR Trust, Series 2018-HRP2, Class B1, 4.348% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	9,921,052
6,450,000(b)	STACR Trust, Series 2018-HRP2, Class M3, 2.548% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	6,153,509
2,950,000(b)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 1.322% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	2,941,220
5,575,000(c)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	5,912,591
371,014(c)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	370,598
16,250,000(c)	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.5%, 10/25/59 (144A)	17,638,896
113,617	Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25%, 1/15/32	118,173
121,039	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25%, 2/15/35	123,244
970,000(c)	Verus Securitization Trust, Series 2020-INV1, Class M1, 5.5%, 3/25/60 (144A)	1,033,476
13,097,150(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	13,395,355
20,260,000(c)	Vista Point Securitization Trust, Series 2020-1, Class A3, 3.201%, 3/25/65 (144A)	20,467,795
10,050,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012%, 3/15/51	11,723,630
9,898,466(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-3, Class B2, 3.264%, 6/25/50 (144A)	9,975,641
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $787,984,955)	$783,250,376
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.0% of Net Assets
11,600,000(b)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, 1.202% (1 Month USD LIBOR + 105 bps), 9/15/32 (144A)	$11,129,105
3,500,000(c)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class A, 2.817%, 2/27/48 (144A)	3,503,603
7,460,000	BANK, Series 2017-BNK5, Class AS, 3.624%, 6/15/60	8,226,806
10,350,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	11,735,087
3,550,880(d)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	—
Principal Amount USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
4,200,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	$4,926,967
8,000,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	9,337,382
7,725,000	Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.352%, 12/15/62	8,611,622
3,025,000	Benchmark Mortgage Trust, Series 2020-B18, Class AM, 2.335%, 7/15/53	3,144,174
2,850,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.387%, 9/15/48 (144A)	3,049,355
4,700,000(b)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 2.655% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	4,666,445
6,793,782(b)	BX Commercial Mortgage Trust, Series 2020-BXLP, Class D, 1.402% (1 Month USD LIBOR + 125 bps), 12/15/36 (144A)	6,725,614
18,960,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	20,069,716
4,326,000	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class D, 3.0%, 5/15/52 (144A)	4,001,806
3,250,000	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.357%, 4/10/29 (144A)	3,248,048
3,675,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	4,310,543
4,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	4,425,331
3,400,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	3,678,537
6,000,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	6,359,034
6,052,000(c)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.724%, 9/10/58	6,565,862
4,621,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	3,224,703
7,700,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.149%, 1/10/36 (144A)	8,318,906
2,933,640	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	2,989,612
5,000,000(c)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.285%, 8/10/50 (144A)	4,939,472
7,325,000(c)	COMM Mortgage Trust, Series 2014-CR20, Class C, 4.662%, 11/10/47	7,405,324
6,301,980	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	6,802,861
4,500,000(c)	COMM Mortgage Trust, Series 2014-UBS3, Class C, 4.898%, 6/10/47	4,492,213
4,100,000	COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47	4,384,377
5,200,000	COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)	5,575,270
6,296,657	COMM Mortgage Trust, Series 2015-CR26, Class A3, 3.359%, 10/10/48	6,867,229
4,500,000(c)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	4,672,976
1,500,000(c)	COMM Mortgage Trust, Series 2018-COR3, Class B, 4.665%, 5/10/51	1,704,025
8,375,000(b)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.302% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	8,259,414
2,000,000(c)	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class D, 5.088%, 1/15/49 (144A)	1,789,178
902,511(b)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 4.157% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	892,940
2,653,276(b)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 5.157% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	2,397,965
3,700,000(c)	FREMF Mortgage Trust, Series 2015-K51, Class B, 4.089%, 10/25/48 (144A)	4,082,996
2,623,000(c)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.173%, 7/25/27 (144A)	2,958,949
2,500,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.198%, 7/25/27 (144A)	2,555,337
3,600,000(c)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.525%, 2/25/52 (144A)	3,919,542
5,733,985(b)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 2.457% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	5,457,449
4,757,032(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	3,988,250
5,000,000(b)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 7.045% (1 Month USD LIBOR + 690 bps), 8/25/29	3,350,000
2,000,000(c)	FREMF Trust, Series 2018-KW04, Class B, 4.044%, 9/25/28 (144A)	2,021,597
5,240,036(c)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	5,542,185
30,623,527(c)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.761%, 10/16/58	1,700,672
6,500,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	7,115,814
8,951,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	10,206,895
4,597,183	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822%, 8/15/49	4,984,340
5,925,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.881%, 1/5/31 (144A)	5,930,648
6,700,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	7,077,723
3,450,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	3,581,289
6,650,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141%, 12/15/49	7,354,863
2,000,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.216%, 12/15/49 (144A)	1,373,058
7,640,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	9,087,309
45,714,000(c)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.193%, 6/15/51	452,751
3,054,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class AS, 3.41%, 11/13/52	3,397,434
7,150,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	7,757,824
1,457,325(b)	MMFL Re-REMIC Trust, Series 2019-1, Class A, 1.548% (1 Month USD LIBOR + 140 bps), 1/28/24 (144A)	1,344,339
3,563,500(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.281%, 3/15/48	3,371,874
6,900,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	7,430,254
3,969,735(b)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7, 1.848% (1 Month USD LIBOR + 170 bps), 10/15/49 (144A)	3,791,535
4,440,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	3,507,600
686,103	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	702,186
3,810,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	4,240,767
8,200,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	8,875,171
10,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49	10,752,008
4,246,789	WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A4, 4.136%, 9/15/46	4,521,521
Principal Amount USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
1,750,000(c)	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803%, 11/15/47 (144A)	$1,458,343
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $343,813,485)	$356,324,025
	CORPORATE BONDS - 37.0% of Net Assets
	Advertising - 0.4%
12,966,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$15,568,324
1,010,000	Lamar Media Corp., 3.75%, 2/15/28 (144A)	1,004,950
2,380,000	Lamar Media Corp., 4.875%, 1/15/29 (144A)	2,475,200
4,105,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	4,228,150
	Total Advertising	$23,276,624
	Aerospace & Defense - 1.0%
26,030,000	Boeing Co., 3.75%, 2/1/50	$23,821,663
14,425,000	Boeing Co., 3.9%, 5/1/49	13,295,314
13,740,000	Boeing Co., 5.805%, 5/1/50	16,622,379
7,910,000	United Technologies Corp., 4.125%, 11/16/28	9,366,429
	Total Aerospace & Defense	$63,105,785
	Agriculture - 0.1%
5,545,000	Cargill, Inc., 2.125%, 4/23/30 (144A)	$5,808,418
	Total Agriculture	$5,808,418
	Airlines - 0.2%
6,212,290	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$5,906,108
2,715,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	2,818,928
6,880,000	Southwest Airlines Co., 2.625%, 2/10/30	6,522,584
	Total Airlines	$15,247,620
	Apparel - 0.1%
5,845,000	Ralph Lauren Corp., 2.95%, 6/15/30	$6,102,278
	Total Apparel	$6,102,278
	Auto Manufacturers - 0.6%
5,390,000	BMW US Capital LLC, 4.15%, 4/9/30 (144A)	$6,387,097
6,885,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	7,162,035
6,238,000	General Motors Co., 6.6%, 4/1/36	7,592,025
8,597,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	9,185,808
12,300,000	Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)	12,731,284
	Total Auto Manufacturers	$43,058,249
	Auto Parts & Equipment - 0.3%
9,792,000	BorgWarner, Inc., 2.65%, 7/1/27	$10,333,674
3,615,000	Lear Corp., 3.5%, 5/30/30	3,700,701
	Total Auto Parts & Equipment	$14,034,375
	Banks - 6.8%
16,040,000(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	$17,231,041
10,258,000	Banco Santander Chile, 2.7%, 1/10/25 (144A)	10,813,214
3,955,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (144A)	4,401,915
20,595,000(c)	Bank of America Corp., 2.884% (3 Month USD LIBOR + 119 bps), 10/22/30	22,244,499
11,011,000(c)	Bank of America Corp., 4.083% (3 Month USD LIBOR + 315 bps), 3/20/51	13,635,370
1,150,000	Bank of America Corp., 4.2%, 8/26/24	1,280,684
10,065,000(a)(c)	Bank of America Corp., 4.3% (3 Month USD LIBOR + 266 bps)	9,763,050
6,525,000(a)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	6,742,282
5,205,000(a)(c)	Barclays Plc, 8.0% (5 Year CMT Index + 567 bps)	5,543,325
6,275,000(a)(c)	BNP Paribas SA, 4.5% (5 Year CMT Index + 294 bps) (144A)	6,016,156
13,875,000(a)(c)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	14,690,156
3,860,000	BPCE SA, 4.875%, 4/1/26 (144A)	4,395,947
12,815,000(a)(c)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	12,382,494
7,175,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	7,624,067
18,647,000(a)(c)	Credit Suisse Group AG, 5.1% (5 Year CMT Index + 329 bps) (144A)	17,994,355
2,295,000(a)(c)	Credit Suisse Group AG, 5.25% (5 Year CMT Index + 489 bps) (144A)	2,299,590
565,000(a)(c)	Credit Suisse Group AG, 6.375% (5 Year CMT Index + 482 bps) (144A)	603,844
11,725,000(a)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	12,208,656
5,337,000	Danske Bank AS, 5.375%, 1/12/24 (144A)	6,003,079
15,600,000(a)(c)	Danske Bank AS, 6.125% (USD Swap Rate + 390 bps)	16,146,000
7,891,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	8,541,123
6,335,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	7,387,958
1,305,000	HSBC Bank Plc, 7.65%, 5/1/25	1,612,729
2,400,000(b)	HSBC Holdings Plc, 1.27% (3 Month USD LIBOR + 100 bps), 5/18/24	2,390,889
1,300,000(a)(c)	ING Groep NV, 5.75% (5 Year CMT Index + 434 bps)	1,350,375
13,687,000	Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)	15,332,493
5,550,000(a)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	5,827,500
20,337,000(a)(c)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	19,930,260
17,815,000(a)(c)	JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)	17,784,292
8,675,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	9,646,984
10,505,000(a)(c)	Natwest Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	10,767,625
19,200,000	Nordea Bank Abp, 4.25%, 9/21/22 (144A)	20,404,608
9,051,000(a)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	9,277,275
11,891,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29	12,894,045
3,133,000	Truist Bank, 2.25%, 3/11/30	3,232,167
11,584,000(a)(c)	Truist Financial Corp., 5.1% (5 Year CMT Index + 435 bps)	12,521,725
Principal Amount USD ($)		Value
	Banks - (continued)
2,250,000(c)	Turkiye Garanti Bankasi AS, 6.125% (5 Year USD Swap Rate + 422 bps), 5/24/27 (144A)	$2,017,800
10,350,000	UBS AG, 7.625%, 8/17/22	11,525,002
11,650,000(a)(c)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	12,436,375
4,497,000(a)(c)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	4,609,425
21,025,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	20,837,497
	Total Banks	$402,347,871
	Beverages - 1.1%
34,865,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$46,871,963
13,946,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	17,480,056
	Total Beverages	$64,352,019
	Building Materials - 0.7%
5,554,000	Carrier Global Corp., 2.7%, 2/15/31 (144A)	$5,786,323
5,728,000	Carrier Global Corp., 2.722%, 2/15/30 (144A)	5,991,695
11,000,000	CRH America, Inc., 3.875%, 5/18/25 (144A)	12,360,751
3,250,000	Fortune Brands Home & Security, Inc., 4.0%, 9/21/23	3,553,992
6,055,000	Martin Marietta Materials, Inc., 2.5%, 3/15/30	6,307,588
4,100,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	4,203,587
400,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	416,500
	Total Building Materials	$38,620,436
	Chemicals - 0.7%
11,835,000	Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29	$12,010,131
7,860,000	CF Industries, Inc., 5.375%, 3/15/44	9,458,567
5,445,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	5,342,906
3,493,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	3,287,786
3,805,000	OCI NV, 5.25%, 11/1/24 (144A)	3,925,619
	Total Chemicals	$34,025,009
	Commercial Services - 0.6%
3,971,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$4,229,115
11,724,000	CoStar Group, Inc., 2.8%, 7/15/30 (144A)	12,148,195
3,950,000	ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)	4,301,763
1,300,000	ERAC USA Finance LLC, 3.8%, 11/1/25 (144A)	1,447,178
5,455,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	5,482,275
5,870,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	5,943,375
2,880,000	Sotheby's, 7.375%, 10/15/27 (144A)	2,880,000
	Total Commercial Services	$36,431,901
	Cosmetics/Personal Care - 0.1%
3,825,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$4,024,780
	Total Cosmetics/Personal Care	$4,024,780
	Diversified Financial Services - 1.1%
10,150,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	$10,100,265
985,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	934,954
4,885,000	Capital One Financial Corp., 3.3%, 10/30/24	5,294,697
9,675,000	Capital One Financial Corp., 3.75%, 4/24/24	10,528,977
5,200,000	Capital One Financial Corp., 4.25%, 4/30/25	5,899,365
6,655,000(a)(c)	Charles Schwab Corp., 5.375% (5 Year CMT Index + 497 bps)	7,211,025
2,375,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	2,372,031
700,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	713,552
2,878,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	3,086,655
11,429,000	Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc., 3.625%, 3/1/29 (144A)	11,328,996
6,465,000	Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc., 3.875%, 3/1/31 (144A)	6,384,188
	Total Diversified Financial Services	$63,854,705
	Electric - 2.5%
2,695,000	Adani Electricity Mumbai, Ltd., 3.949%, 2/12/30 (144A)	$2,634,896
5,332,218	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	5,118,929
5,890,400	Adani Transmission, Ltd., 4.25%, 5/21/36 (144A)	5,862,135
3,220,000	AES Corp., 3.95%, 7/15/30 (144A)	3,557,971
8,385,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	10,977,631
4,027,000(d)	Dominion Energy, Inc., 3.071%, 8/15/24	4,334,642
12,004,000(a)(c)	Dominion Energy, Inc., 4.65% (5 Year CMT Index + 299 bps)	12,170,504
4,170,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	4,867,141
4,655,000	Iberdrola International BV, 6.75%, 7/15/36	6,755,526
2,725,000	Indiana Michigan Power Co., 4.55%, 3/15/46	3,482,814
137,549	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	138,338
6,574,000	New York State Electric & Gas Corp., 3.3%, 9/15/49 (144A)	7,084,364
10,270,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	11,607,665
2,327,000	NRG Energy, Inc., 5.75%, 1/15/28	2,510,251
1,255,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	1,302,063
7,830,000	Puget Energy, Inc., 4.1%, 6/15/30 (144A)	8,740,031
717,878	San Diego Gas & Electric Co., 1.914%, 2/1/22	723,309
9,720,000	Sempra Energy, 3.4%, 2/1/28	10,690,191
8,052,000	Southern California Edison Co., 3.65%, 2/1/50	8,320,434
8,605,000	Southern California Edison Co., 4.875%, 3/1/49	10,457,041
11,475,000	Southwestern Electric Power Co., 3.9%, 4/1/45	12,607,450
19,115,000	Vistra Operations Co. LLC, 3.7%, 1/30/27 (144A)	20,102,546
	Total Electric	$154,045,872
Principal Amount USD ($)		Value
	Electronics - 0.6%
5,205,000	Flex, Ltd., 4.75%, 6/15/25	$5,854,822
18,573,000	Flex, Ltd., 4.875%, 6/15/29	21,349,690
6,670,000	FLIR Systems, Inc., 2.5%, 8/1/30	6,825,528
1,525,000	Sensata Technologies, Inc., 3.75%, 2/15/31 (144A)	1,515,469
	Total Electronics	$35,545,509
	Energy-Alternate Sources - 0.0%†
341,821	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$ 415,412
	Total Energy-Alternate Sources	$ 415,412
	Entertainment - 0.1%
3,751,000	International Game Technology Plc, 6.5%, 2/15/25 (144A)	$3,990,126
	Total Entertainment	$3,990,126
	Environmental Control - 0.1%
3,260,000	Covanta Holding Corp., 5.0%, 9/1/30	$3,290,318
2,320,000	Covanta Holding Corp., 6.0%, 1/1/27	2,412,800
	Total Environmental Control	$5,703,118
	Food - 0.3%
4,185,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.5%, 3/15/29 (144A)	$4,062,066
2,525,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	2,632,312
6,250,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	6,802,938
1,960,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	2,023,700
2,500,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	2,515,497
6,465,000	Smithfield Foods, Inc., 3.0%, 10/15/30 (144A)	6,478,964
728,000	Smithfield Foods, Inc., 5.2%, 4/1/29 (144A)	851,633
	Total Food	$25,367,110
	Forest Products & Paper - 0.3%
2,545,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$2,551,362
1,275,000	International Paper Co., 4.8%, 6/15/44	1,577,838
2,575,000	International Paper Co., 6.0%, 11/15/41	3,539,603
7,457,000	International Paper Co., 7.3%, 11/15/39	10,899,960
2,728,000	Inversiones CMPC SA, 3.85%, 1/13/30 (144A)	2,983,750
	Total Forest Products & Paper	$21,552,513
	Gas - 0.0%†
3,060,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$3,389,883
1,808,415	Nakilat, Inc., 6.267%, 12/31/33 (144A)	2,269,922
	Total Gas	$5,659,805
	Healthcare-Products - 0.4%
12,725,000	Boston Scientific Corp., 2.65%, 6/1/30	$13,504,521
10,051,000	Edwards Lifesciences Corp., 4.3%, 6/15/28	12,016,523
	Total Healthcare-Products	$25,521,044
	Healthcare-Services - 1.1%
4,506,000	Anthem, Inc., 3.65%, 12/1/27	$5,134,345
1,140,000	Anthem, Inc., 4.101%, 3/1/28	1,325,713
1,940,000	Centene Corp., 4.25%, 12/15/27	2,030,074
3,870,000	Centene Corp., 4.625%, 12/15/29	4,174,414
16,810,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	16,620,222
12,318,000	HCA, Inc., 3.5%, 9/1/30	12,550,564
5,766,000	Health Care Service Corp. A Mutual Legal Reserve Co., 3.2%, 6/1/50 (144A)	5,982,349
4,400,000	Healthcare Trust of America Holdings LP, 3.1%, 2/15/30	4,734,741
3,630,000	Humana, Inc., 3.95%, 3/15/27	4,146,330
2,110,000	LifePoint Health, Inc., 6.75%, 4/15/25 (144A)	2,220,775
1,200,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	1,224,600
2,400,000	NYU Langone Hospitals, 4.428%, 7/1/42	2,818,445
3,990,000	Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)	4,098,528
	Total Healthcare-Services	$67,061,100
	Home Builders - 0.2%
8,711,000	DR Horton, Inc., 2.5%, 10/15/24	$9,198,832
4,320,000	Meritage Homes Corp., 6.0%, 6/1/25	4,817,707
	Total Home Builders	$14,016,539
	Insurance - 2.6%
2,335,000	AXA SA, 8.6%, 12/15/30	$3,572,624
19,258,000	CNO Financial Group, Inc., 5.25%, 5/30/29	22,236,233
2,655,000	Empower Finance 2020 LP, 1.776%, 3/17/31 (144A)	2,655,438
2,960,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	3,578,862
9,710,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	9,893,653
5,045,000	Great-West Lifeco Finance 2018 LP, 4.581%, 5/17/48 (144A)	6,484,028
18,482,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	28,524,438
6,200,000	MassMutual Global Funding II, 2.95%, 1/11/25 (144A)	6,762,839
6,330,000	Nationwide Financial Services, Inc., 3.9%, 11/30/49 (144A)	6,489,672
15,460,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	16,562,157
4,085,000	New York Life Insurance Co., 3.75%, 5/15/50 (144A)	4,605,518
7,300,000	New York Life Insurance Co., 4.45%, 5/15/69 (144A)	8,958,280
10,088,000(c)	Nippon Life Insurance Co., 3.4% (5 Year CMT Index + 261 bps), 1/23/50 (144A)	10,743,720
15,176,000	Prudential Financial, Inc., 3.0%, 3/10/40	16,277,431
6,510,000(c)	Prudential Financial, Inc., 3.7% (5 Year CMT Index + 304 bps), 10/1/50	6,642,153
690,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	1,029,377
Principal Amount USD ($)		Value
	Insurance - (continued)
2,174,000	Willis North America, Inc., 2.95%, 9/15/29	$2,342,656
	Total Insurance	$157,359,079
	Internet - 0.8%
2,400,000	ANGI Group LLC, 3.875%, 8/15/28 (144A)	$2,376,000
16,900,000	Booking Holdings, Inc., 4.625%, 4/13/30	20,303,548
15,750,000	Expedia Group, Inc., 3.25%, 2/15/30	15,175,290
4,125,000	Expedia Group, Inc., 3.8%, 2/15/28	4,165,598
6,200,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	6,959,737
	Total Internet	$48,980,173
	Iron & Steel - 0.1%
3,550,000	Commercial Metals Co., 4.875%, 5/15/23	$3,692,000
2,005,000	Steel Dynamics, Inc., 3.25%, 1/15/31	2,145,378
	Total Iron & Steel	$5,837,378
	Leisure Time - 0.0%†
2,207,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)	$2,560,243
	Total Leisure Time	$2,560,243
	Lodging - 0.5%
16,130,000	Marriott International, Inc., 3.5%, 10/15/32	$16,006,867
3,100,000	Marriott International, Inc., 4.625%, 6/15/30	3,319,937
1,325,000	Marriott International, Inc., 5.75%, 5/1/25	1,478,727
4,300,000	Sands China, Ltd., 4.375%, 6/18/30 (144A)	4,536,070
	Total Lodging	$25,341,601
	Media - 0.9%
8,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$8,999,375
7,745,000	Comcast Corp., 4.15%, 10/15/28	9,332,872
5,800,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	5,843,500
6,180,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	3,217,462
5,557,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	6,024,552
2,785,000	Walt Disney Co., 3.6%, 1/13/51	3,138,436
10,950,000	Walt Disney Co., 4.7%, 3/23/50	14,494,208
	Total Media	$51,050,405
	Mining - 0.8%
6,865,000	Anglo American Capital Plc, 2.625%, 9/10/30 (144A)	$6,846,328
1,325,000	Anglo American Capital Plc, 4.0%, 9/11/27 (144A)	1,462,811
3,193,000	Anglo American Capital Plc, 4.5%, 3/15/28 (144A)	3,652,633
2,750,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	3,159,700
2,596,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	2,956,870
3,240,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	3,323,666
14,979,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	16,608,416
3,432,000	Novelis Corp., 4.75%, 1/30/30 (144A)	3,370,979
	Total Mining	$41,381,403
	Miscellaneous Manufacturers - 0.2%
4,995,000	General Electric Co., 4.25%, 5/1/40	$5,067,725
5,640,000	General Electric Co., 4.35%, 5/1/50	5,750,605
	Total Miscellaneous Manufacturers	$10,818,330
	Multi-National - 0.5%
11,165,000	Africa Finance Corp., 4.375%, 4/17/26 (144A)	$12,007,511
6,065,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	6,249,255
7,150,000	Banque Ouest Africaine de Developpement, 4.7%, 10/22/31 (144A)	7,481,760
2,230,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	2,400,907
4,450,000	Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)	4,539,000
	Total Multi-National	$32,678,433
	Oil & Gas - 1.3%
1,208,000	Apache Corp., 4.25%, 1/15/30	$1,088,317
13,130,000	Apache Corp., 4.375%, 10/15/28	12,013,950
19,020,000	Cenovus Energy, Inc., 6.75%, 11/15/39	19,121,729
5,275,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	5,817,985
5,000,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	4,484,150
1,770,000	Newfield Exploration Co., 5.375%, 1/1/26	1,662,260
1,400,000	Newfield Exploration Co., 5.625%, 7/1/24	1,358,071
1,745,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	1,788,660
6,065,000	Petroleos Mexicanos, 5.35%, 2/12/28	5,246,225
3,835,000	Phillips 66, 2.15%, 12/15/30	3,729,524
3,625,000	Valero Energy Corp., 2.15%, 9/15/27	3,610,367
8,468,000	Valero Energy Corp., 6.625%, 6/15/37	10,651,794
	Total Oil & Gas	$70,573,032
	Oil & Gas Services - 0.0%†
2,250,000	Halliburton Co., 7.6%, 8/15/96 (144A)	$2,429,864
	Total Oil & Gas Services	$2,429,864
	Pharmaceuticals - 1.0%
7,003,000	AbbVie, Inc., 4.05%, 11/21/39 (144A)	$8,053,157
4,900,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	5,604,767
7,350,000	Cardinal Health, Inc., 4.9%, 9/15/45	8,502,438
6,225,000	Cigna Corp., 4.375%, 10/15/28	7,404,996
394,795	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	423,546
2,353,638	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	2,718,101
Principal Amount USD ($)		Value
	Pharmaceuticals - (continued)
1,640,876	CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	$1,898,980
2,831,237	CVS Pass-Through Trust, 6.036%, 12/10/28	3,218,890
4,326,761	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	5,458,761
11,515,000	Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30	11,628,361
6,382,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	5,630,264
5,175,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	5,433,750
	Total Pharmaceuticals	$65,976,011
	Pipelines - 3.5%
3,025,000	Cameron LNG LLC, 3.302%, 1/15/35 (144A)	$3,412,971
6,834,000	Cameron LNG LLC, 3.402%, 1/15/38 (144A)	7,395,993
3,450,000	DCP Midstream Operating LP, 5.375%, 7/15/25	3,557,226
4,025,000	DCP Midstream Operating LP, 5.6%, 4/1/44	3,667,781
3,190,000	Enable Midstream Partners LP, 4.15%, 9/15/29	2,957,466
3,629,000	Enable Midstream Partners LP, 4.4%, 3/15/27	3,477,950
14,441,000	Enable Midstream Partners LP, 4.95%, 5/15/28	14,099,108
10,550,000	Enbridge, Inc., 3.7%, 7/15/27	11,737,016
4,085,000	Energy Transfer Operating LP, 6.0%, 6/15/48	4,108,648
1,125,000	Energy Transfer Operating LP, 6.125%, 12/15/45	1,129,265
4,207,000	Energy Transfer Operating LP, 6.5%, 2/1/42	4,406,692
11,045,000(a)(c)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	8,725,550
510,000	EnLink Midstream LLC, 5.375%, 6/1/29	413,100
8,316,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	5,239,080
4,299,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	2,762,108
4,680,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	4,671,202
5,511,000	Kinder Morgan, Inc., 5.05%, 2/15/46	6,262,087
4,724,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	4,774,444
9,940,000	MPLX LP, 4.25%, 12/1/27	11,140,684
3,875,000	MPLX LP, 4.875%, 12/1/24	4,329,099
3,045,000	MPLX LP, 4.875%, 6/1/25	3,446,459
6,920,000	MPLX LP, 5.5%, 2/15/49	7,772,023
12,125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	12,641,614
6,005,000(a)(c)	Plains All American Pipeline LP, 6.125% (3 Month USD LIBOR + 411 bps)	3,809,572
6,005,000	Plains All American Pipeline LP/PAA Finance Corp., 4.9%, 2/15/45	5,480,431
10,675,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	12,040,698
6,730,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	6,263,053
10,876,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	10,268,759
786,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	793,655
8,870,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	9,587,037
17,007,000	Williams Cos., Inc., 5.75%, 6/24/44	20,033,468
2,475,000	Williams Cos., Inc., 7.75%, 6/15/31	3,255,587
	Total Pipelines	$203,659,826
	Real Estate - 0.2%
10,250,000(a)(c)	AT Securities BV, 5.25% (5 Year USD Swap Rate + 355 bps)	$10,250,000
	Total Real Estate	$10,250,000
	REITs - 2.5%
5,995,000	Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33	$5,871,150
2,555,000	Alexandria Real Estate Equities, Inc., 4.3%, 1/15/26	2,952,270
3,450,000	Duke Realty LP, 3.625%, 4/15/23	3,664,369
8,560,000	Duke Realty LP, 3.75%, 12/1/24	9,472,315
9,500,000	Essex Portfolio LP, 3.5%, 4/1/25	10,434,606
1,480,000	Essex Portfolio LP, 3.625%, 5/1/27	1,652,443
5,105,000	Healthcare Realty Trust, Inc., 2.05%, 3/15/31	5,032,688
4,461,000	Healthcare Realty Trust, Inc., 2.4%, 3/15/30	4,521,716
6,805,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	7,574,996
4,675,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	5,200,490
3,160,000	Highwoods Realty LP, 2.6%, 2/1/31	3,138,313
3,390,000	Highwoods Realty LP, 3.625%, 1/15/23	3,524,615
7,105,000	Highwoods Realty LP, 4.125%, 3/15/28	7,838,719
6,291,000	Iron Mountain, Inc., 4.5%, 2/15/31 (144A)	6,350,135
8,700,000	iStar, Inc., 4.25%, 8/1/25	8,118,144
3,475,000	iStar, Inc., 4.75%, 10/1/24	3,362,063
5,320,000	Lexington Realty Trust, 2.7%, 9/15/30	5,423,733
9,833,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	10,230,942
6,975,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	7,343,971
6,115,000	Simon Property Group LP, 3.25%, 9/13/49	5,608,159
4,920,000	Simon Property Group LP, 3.8%, 7/15/50	4,995,330
1,520,000	UDR, Inc., 2.95%, 9/1/26	1,653,620
6,077,000	UDR, Inc., 4.0%, 10/1/25	6,814,587
5,300,000	UDR, Inc., 4.4%, 1/26/29	6,258,352
7,124,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	7,549,338
	Total REITs	$144,587,064
	Retail - 0.3%
4,115,000	AutoNation, Inc., 4.75%, 6/1/30	$4,848,353
6,532,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)	6,401,360
885,000	Group 1 Automotive, Inc., 4.0%, 8/15/28 (144A)	869,513
2,445,000	Penske Automotive Group, Inc., 3.5%, 9/1/25	2,435,037
6,425,000	QVC, Inc., 4.375%, 9/1/28	6,553,500
Principal Amount USD ($)		Value
	Retail - (continued)
1,110,000	QVC, Inc., 4.75%, 2/15/27	$1,140,192
	Total Retail	$22,247,955
	Semiconductors - 0.6%
4,748,000	Broadcom, Inc., 4.11%, 9/15/28	$5,354,553
3,485,000	Broadcom, Inc., 4.25%, 4/15/26	3,926,274
3,225,000	Broadcom, Inc., 4.3%, 11/15/32	3,684,211
15,388,000	Broadcom, Inc., 5.0%, 4/15/30	18,151,643
	Total Semiconductors	$31,116,681
	Software - 0.5%
15,690,000	Citrix Systems, Inc., 3.3%, 3/1/30	$16,756,518
9,640,000	Infor, Inc., 1.75%, 7/15/25 (144A)	9,917,459
1,765,000	Logan Merger Sub, Inc., 5.5%, 9/1/27 (144A)	1,785,386
	Total Software	$28,459,363
	Telecommunications - 0.6%
8,264,000	Altice France SA, 5.5%, 1/15/28 (144A)	$8,367,300
1,260,000	CenturyLink, Inc., 4.0%, 2/15/27 (144A)	1,280,047
6,502,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	6,241,920
3,950,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	4,058,625
10,275,000	Motorola Solutions, Inc., 2.3%, 11/15/30	10,200,195
4,600,000	T-Mobile USA, Inc., 2.55%, 2/15/31 (144A)	4,759,206
	Total Telecommunications	$34,907,293
	Transportation - 0.3%
13,715,000	Union Pacific Corp., 3.375%, 2/1/35	$15,865,810
	Total Transportation	$15,865,810
	Trucking & Leasing - 0.3%
6,623,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.7%, 3/14/23 (144A)	$6,894,544
4,183,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.35%, 11/1/29 (144A)	4,447,008
4,615,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)	5,174,552
	Total Trucking & Leasing	$16,516,104
	Water - 0.1%
3,340,000	Essential Utilities, Inc., 3.566%, 5/1/29	$3,789,034
	Total Water	$3,789,034
	TOTAL CORPORATE BONDS
	(Cost $2,085,001,916)	$2,199,553,300
	FOREIGN GOVERNMENT BONDS - 0.5% of Net Assets
	Mexico - 0.3%
13,425,000	Mexico Government International Bond, 4.6%, 2/10/48	$14,297,625
	Total Mexico	$14,297,625
	Panama - 0.1%
7,534,000	Panama Government International Bond, 2.252%, 9/29/32	$7,590,505
	Total Panama	$7,590,505
	Philippines - 0.1%
3,135,000	Philippine Government International Bond, 2.95%, 5/5/45	$3,315,163
1,929,000	Philippine Government International Bond, 5.0%, 1/13/37	2,511,627
	Total Philippines	$5,826,790
	TOTAL FOREIGN GOVERNMENT BONDS
	(Cost $25,734,003)	$27,714,920
	INSURANCE-LINKED SECURITIES - 2.8% of Net Assets#
	Event Linked Bonds - 0.6%
	Earthquakes - California - 0.0%†
250,000(b)	Ursa Re, 5.327% (3 Month U.S. Treasury Bill + 523 bps), 9/24/21 (144A)	$ 249,675
2,000,000(b)	Ursa Re, 5.847% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	1,998,800
		$2,248,475
	Earthquakes - Chile - 0.0%†
1,500,000(b)	International Bank for Reconstruction & Development, 2.58% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$1,494,000
	Earthquakes - Colombia - 0.0%†
1,250,000(b)	International Bank for Reconstruction & Development, 3.08% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$1,244,750
	Earthquakes - Mexico - 0.0%†
250,000(b)	International Bank for Reconstruction & Development, 3.669% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 249,725
	Earthquakes - U.S. - 0.0%†
1,150,000(b)	Acorn Re, 2.821% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$1,150,575
	Health - U.S. - 0.1%
800,000(b)	Vitality Re VIII, 2.097% (3 Month U.S. Treasury Bill + 200 bps), 1/8/21 (144A)	$ 793,200
2,500,000(b)	Vitality Re X, 1.847% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	2,486,250
		$3,279,450
	Inland Flood - U.S. - 0.0%†
250,000(b)	FloodSmart Re, 11.927% (1 Month U.S. Treasury Bill + 1,183 bps), 3/7/22 (144A)	$ 248,250
	Multiperil - Florida - 0.0%†
250,000(b)	Sanders Re II, 5.5% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	$ 254,900
Principal Amount USD ($)		Value
	Multiperil - U.S. - 0.2%
500,000(b)	Bonanza Re, 4.844% (3 Month U.S. Treasury Bill + 475 bps), 2/20/24 (144A)	$ 500,250
2,000,000(b)	Bowline Re 2018-1, 4.854% (3 Month U.S. Treasury Bill + 476 bps), 5/23/22 (144A)	1,996,600
500,000(b)	Caelus Re V, 0.597% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)	455,000
500,000(b)	Caelus Re VI, 5.597% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	502,900
1,600,000(b)	Kilimanjaro Re, 5.044% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	1,608,800
850,000(b)	Kilimanjaro II Re, 6.3% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	850,850
1,500,000(b)	Kilimanjaro II Re, 7.91% (6 Month USD LIBOR + 791 bps), 4/20/21 (144A)	1,499,400
2,500,000(b)	Residential Reinsurance 2016, 4.177% (3 Month U.S. Treasury Bill + 408 bps), 12/6/20 (144A)	2,500,500
1,250,000(b)	Residential Reinsurance 2016, 5.697% (3 Month U.S. Treasury Bill + 560 bps), 12/6/20 (144A)	1,252,375
250,000(b)	Residential Reinsurance 2020, 5.597% (3 Month U.S. Treasury Bill + 550 bps), 6/6/24 (144A)	251,950
1,000,000(b)	Spectrum Capital, 5.965% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A)	1,002,400
		$12,421,025
	Multiperil - U.S. & Canada - 0.1%
500,000(b)	Hypatia Ltd., 6.847% (3 Month U.S. Treasury Bill + 675 bps), 6/7/23 (144A)	$ 522,150
1,000,000(b)	Hypatia Ltd., 9.847% (3 Month U.S. Treasury Bill + 975 bps), 6/7/23 (144A)	1,046,500
2,750,000(b)	Kilimanjaro III Re, 9.597% (3 Month U.S. Treasury Bill + 950 bps), 12/19/23 (144A)	2,754,400
500,000(b)	Mona Lisa Re, 8.094% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	508,250
		$4,831,300
	Multiperil - U.S. Regional - 0.0%†
2,500,000(b)	Long Point Re III, 2.847% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$2,500,250
1,250,000(b)	Matterhorn Re, 5.094% (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	1,253,375
		$3,753,625
	Multiperil - Worldwide - 0.1%
1,500,000(b)	Galilei Re, 5.174% (6 Month USD LIBOR + 513 bps), 1/8/21 (144A)	$1,500,000
1,200,000(b)	Galilei Re, 5.924% (6 Month USD LIBOR + 588 bps), 1/8/21 (144A)	1,200,600
300,000(b)	Galilei Re 2017, 5.724% (6 Month USD LIBOR + 568 bps), 1/8/21 (144A)	300,000
250,000(b)	Kendall Re, 5.339% (3 Month USD LIBOR + 525 bps), 5/6/21 (144A)	250,250
		$3,250,850
	Pandemic - U.S. - 0.0%†
1,000,000(b)	Vitality Re XI, 1.897% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 992,000
	Pandemic - Worldwide - 0.0%†
1,750,000(b)	Vita Capital VI, 3.084% (6 Month USD LIBOR + 290 bps), 1/8/21 (144A)	$1,487,500
	Windstorm - U.S. Regional - 0.1%
2,500,000	Matterhorn Re, 12/7/21 (144A)	$2,263,000
1,500,000(b)	Matterhorn Re, 6.344% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	1,503,450
250,000(b)	Matterhorn Re, 7.094% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	254,875
1,750,000(b)	Matterhorn Re, 10.094% (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/21 (144A)	1,774,500
400,000	Matterhorn Re, 12/7/20 (144A)	389,000
		$6,184,825
	Total Event Linked Bonds	$43,091,250
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.5%
	Earthquakes - California - 0.1%
2,500,000+(f)(g)	Adare Re 2020, 1/31/21	$2,606,676
	Multiperil - Massachusetts - 0.0%†
3,000,000+(f)(g)	Denning Re 2019, 7/31/21	$3,081,638
	Multiperil - U.S. - 0.1%
8,000,000+(f)(g)	Ballybunion Re, 2/28/21	$8,149,600
600,000+(f)(g)	Dingle Re 2019, 2/1/21	612,315
750,000+(f)(g)	Dingle Re 2020, 1/31/21	761,313
20,000+(f)	Limestone Re 2019, 9/9/22	42,884
2,000,000+(f)(g)	Port Royal Re 2019, 5/31/21	2,022,579
		$11,588,691
	Multiperil - U.S. & Canada - 0.1%
3,000,000+(f)(g)	Leven Re 2020, 1/31/21	$3,021,492
	Multiperil - U.S. Regional - 0.1%
2,500,000+(f)(g)	Ailsa Re 2019, 6/30/21	$2,562,250
	Multiperil - Worldwide - 0.0%†
28,000+(f)	Limestone Re 2016-1, 8/31/21	$ 81
82,000+(f)	Limestone Re 2016-1, 8/31/21	238
167,000+(f)(g)	Limestone Re 2019-2, 3/1/23 (144A)	291,248
480,000+(g)	Limestone Re 2020-1, 3/1/24 (144A)	494,496
1,420,000+(f)(g)	Limestone Re 2020-1, 3/1/24 (144A)	1,462,884
1,333,000+(f)(g)	Limestone Re 2020-2, 10/1/24 (144A)	1,354,461
300,000+(f)(g)	Old Head Re 2020, 12/31/20	285,364
3,600,000+(f)(g)	Resilience Re, 4/6/21 (144A)	360
567,400+(f)(g)	Seminole Re 2018, 1/15/21	16,840
553,333+(f)(g)	Walton Health Re 2018, 6/15/21	262,833
350,000+(f)(g)	Walton Health Re 2019, 6/30/21	350,850
		$4,519,655
	Windstorm - Florida - 0.1%
3,250,000+(f)	Cedar Re 2020, 6/30/24	$3,206,481
Face Amount USD ($)		Value
	Windstorm - Florida (continued)
1,500,000+(f)(g)	Formby Re 2018, 2/28/21	$ 265,374
		$3,471,855
	Windstorm - North Carolina - 0.0%†
2,400,000+(f)	Isosceles Re 2020, 4/30/22	$2,387,760
	Windstorm - U.S. Multistate - 0.0%†
2,000,000+(f)	White Heron Re 2020, 6/30/24	$1,973,331
	Windstorm - U.S. Regional - 0.0%†
1,250,000+(f)	Liphook Re 2020, 6/30/24	$1,242,744
1,000,000+(f)(g)	Oakmont Re 2017, 4/30/21	29,400
2,500,000+(f)(g)	Oakmont Re 2019, 4/30/21	1,730,780
		$3,002,924
	Total Collateralized Reinsurance	$38,216,272
	Industry Loss Warranties - 0.1%
	Windstorm - U.S. - 0.1%
5,250,000+(f)	Thaxted Park Re 2020, 12/10/21	$5,269,576
	Total Industry Loss Warranties	$5,269,576
	Reinsurance Sidecars - 1.6%
	Multiperil - U.S. - 0.2%
4,500,000+(f)(g)	Carnoustie Re 2017, 11/30/21	$ 593,100
1,139,928+(f)	Carnoustie Re 2019, 12/31/22	2,166
2,000,000+(f)(g)	Carnoustie Re 2020, 12/31/23	2,148,680
1,300,000+(f)(g)	Castle Stuart Re 2018, 12/1/21	226,962
2,000,000+(g)(h)	Harambee Re 2018, 12/31/21	22,400
5,000,000+(h)	Harambee Re 2019, 12/31/22	57,500
4,000,000+(g)(h)	Harambee Re 2020, 12/31/23	4,245,200
		$7,296,008
	Multiperil - Worldwide - 1.4%
34,018+(f)	Alturas Re 2019-2, 3/10/22	$ 181,530
2,200+(f)(g)	Alturas Re 2019-2, 3/10/23 (144A)	45,940
24,550+(f)(g)	Alturas Re 2019-3, 9/12/23	51,801
440,000+(f)(g)	Alturas Re 2020-1A, 3/10/23 (144A)	373,076
560,000+(f)(g)	Alturas Re 2020-1B, 3/10/23 (144A)	474,824
4,500,000+(f)(g)	Alturas Re 2020-2, 3/10/23	4,974,750
225,450+(g)(h)	Alturas Re 2020-3, 9/30/24	234,468
2,000,000+(f)(g)	Bantry Re 2016, 3/31/21	161,200
1,500,000+(f)(g)	Bantry Re 2017, 3/31/21	354,150
2,000,000+(f)(g)	Bantry Re 2018, 12/31/21	22,800
5,000,000+(f)	Bantry Re 2019, 12/31/22	169,818
4,776,758+(f)(g)	Bantry Re 2020, 12/31/23	5,101,854
2,000,000+(f)(g)	Berwick Re 2017-1, 2/1/21	66,200
10,192,268+(f)(g)	Berwick Re 2018-1, 12/31/21	1,240,399
7,281,734+(f)(g)	Berwick Re 2019-1, 12/31/22	870,167
3,000,000+(g)	Berwick Re 2020-1, 12/31/23	3,218,474
1,250,000+(h)	Blue Lotus Re 2018, 12/31/21	54,625
185,850+(f)	Eden Re II, 3/22/22 (144A)	116,274
6,000+(f)(g)	Eden Re II, 3/22/23 (144A)	48,700
59,061+(f)(g)	Eden Re II, 3/22/23 (144A)	493,295
2,100,000+(f)(g)	Eden Re II, 3/22/24 (144A)	2,272,200
6,400,000+(f)(g)	Eden Re II, 3/22/24 (144A)	6,920,960
125,000+(f)	Eden Re II, 3/22/22 (144A)	81,236
3,500,000+(f)(g)	Gleneagles Re 2016, 11/30/20	109,200
1,000,000+(f)(g)	Gleneagles Re 2018, 12/31/21	118,300
886,832+(f)	Gleneagles Re 2019, 12/31/22	19,818
1,250,000+(f)(g)	Gleneagles Re 2020, 12/31/23	1,333,125
2,118,314+(f)(g)	Gullane Re 2018, 12/31/21	2,168,623
2,000+(f)	Limestone Re 2018, 3/1/22	68,353
500,000+(h)	Lion Rock Re 2019, 1/31/21	39,100
500,000+(f)(g)	Lion Rock Re 2020, 1/31/21	555,500
5,000,000+(g)(h)	Lorenz Re 2018, 7/1/21	137,000
2,993,180+(g)(h)	Lorenz Re 2019, 6/30/22	289,441
2,019,510+(g)	Lorenz Re 2020, 12/30/99	2,139,873
2,480,490+(g)(h)	Lorenz Re 2020, 6/30/23	2,628,327
7,000,000+(f)(g)	Merion Re 2018-2, 12/31/21	7,542,500
1,000,000+(h)	NCM Re 2019, 12/31/22	116,200
3,000,000+(f)	Pangaea Re 2016-2, 11/30/20	5,350
3,800,000+(f)(g)	Pangaea Re 2018-1, 12/31/21	80,007
6,500,000+(f)(g)	Pangaea Re 2018-3, 7/1/22	134,832
4,017,011+(f)(g)	Pangaea Re 2019-1, 2/1/23	83,704
4,779,537+(f)(g)	Pangaea Re 2019-3, 7/1/23	171,924
3,974,837+(f)(g)	Pangaea Re 2020-1, 2/1/24	4,290,193
5,000,000+(g)	Pangaea Re 2020-3, 7/1/24	5,168,866
1,260,000+(f)(g)	Sector Re V, 12/1/23 (144A)	420,658
999,986+(f)(g)	Sector Re V, 12/1/24 (144A)	1,051,236
500,000+(f)(g)	Sector Re V, 3/1/25 (144A)	539,030
900,000+(f)(g)	Sector Re V, 3/1/25 (144A)	942,922
900,000+(f)(g)	Sector Re V, 3/1/25 (144A)	970,253
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
240,014+(f)(g)	Sector Re V, Series 8, Class D, 12/1/23 (144A)	$ 83,022
600,000+(f)(g)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	252,794
2,000,000+(f)(g)	Sector Re V, Series 9, Class C, 12/1/24 (144A)	2,102,502
1,914+(f)	Sector Re V, Series 9, Class G, 3/1/24 (144A)	50,559
3,000,000+(f)(g)	St. Andrews Re 2017-1, 2/1/21	203,400
1,737,984+(f)(g)	St. Andrews Re 2017-4, 6/1/21	171,018
3,609,700+(f)(g)	Sussex Re 2020-1, 12/31/22	3,833,502
500,000+(g)(h)	Thopas Re 2018, 12/31/21	–
3,000,000+(g)(h)	Thopas Re 2019, 12/31/22	447,600
6,000,000+(g)(h)	Thopas Re 2020, 12/31/23	6,430,800
4,000,000+(f)(g)	Versutus Re 2017, 11/30/21	–
2,000,000+(f)(g)	Versutus Re 2018, 12/31/21	38,000
1,765,095+(f)	Versutus Re 2019-A, 12/31/21	78,900
1,734,905+(f)	Versutus Re 2019-B, 12/31/21	77,550
1,000,000+(g)(h)	Viribus Re 2018, 12/31/21	36,400
3,650,000+(h)	Viribus Re 2019, 12/31/22	146,365
4,139,570+(g)(h)	Viribus Re 2020, 12/31/23	4,111,007
1,623,326+(f)(g)	Woburn Re 2018, 12/31/21	167,272
4,979,452+(f)(g)	Woburn Re 2019, 12/31/22	2,330,540
		$79,214,307
	Total Reinsurance Sidecars	$86,510,315
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $171,460,030)	$173,087,413
Principal Amount USD ($)		Value
	MUNICIPAL BONDS - 0.1% of Net Assets(i)
	Municipal General - 0.1%
2,335,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	$2,534,292
	Total Municipal General	$2,534,292
	Municipal Higher Education - 0.0%†
525,000	Trustees of Amherst College, 3.794%, 11/1/42	$ 592,582
	Total Municipal Higher Education	$ 592,582
	TOTAL MUNICIPAL BONDS
	(Cost $2,978,151)	$3,126,874
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 0.7% of Net Assets*(b)
	Automobile - 0.1%
3,115,354	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.0% (LIBOR + 225 bps), 4/6/24	$2,999,640
295,725	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 3.5% (LIBOR + 275 bps), 11/8/23	288,702
720,254	Navistar, Inc., Tranche B Term Loan, 3.66% (LIBOR + 350 bps), 11/6/24	716,315
	Total Automobile	$4,004,657
	Beverage, Food & Tobacco - 0.1%
3,682,714	JBS USA Lux SA (fka JBS USA LLC), New Term Loan, 2.147% (LIBOR + 200 bps), 5/1/26	$3,602,155
	Total Beverage, Food & Tobacco	$3,602,155
	Buildings & Real Estate - 0.0%†
47,419	Builders FirstSource, Inc., Refinancing Term Loan, 4.0% (LIBOR + 300 bps), 2/29/24	$ 46,806
	Total Buildings & Real Estate	$ 46,806
	Computers & Electronics - 0.0%†
1,046,978	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.397% (LIBOR + 425 bps), 6/26/25	$ 944,898
	Total Computers & Electronics	$ 944,898
	Diversified & Conglomerate Service - 0.0%†
556,505	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 2.5% (LIBOR + 175 bps), 11/7/23	$ 541,028
473,946	Filtration Group Corp., Initial Dollar Term Loan, 3.147% (LIBOR + 300 bps), 3/31/25	466,047
1,061,500	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	894,314
	Total Diversified & Conglomerate Service	$1,901,389
	Electric & Electrical - 0.0%†
454,729	Rackspace Technology Global, Inc., First Lien Term B Loan, 4.0% (LIBOR + 300 bps), 11/3/23	$ 447,482
	Total Electric & Electrical	$ 447,482
	Electronics - 0.1%
4,885,551	Scientific Games International, Inc., Initial Term B-5 Loan, 3.471% (LIBOR + 275 bps), 8/14/24	$4,621,120
	Total Electronics	$4,621,120
	Healthcare & Pharmaceuticals - 0.1%
485,000	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 3.647% (LIBOR + 350 bps), 9/26/24	$ 473,360
4,932,544	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 5.0% (LIBOR + 425 bps), 4/29/24	4,727,316
	Total Healthcare & Pharmaceuticals	$5,200,676
	Healthcare, Education & Childcare - 0.0%†
577,080	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23	$ 443,390
478,190	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 3.151% (LIBOR + 300 bps), 6/2/25	469,622
2,166,302	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	1,987,582
Principal Amount USD ($)		Value
	Healthcare, Education & Childcare - (continued)
1,015,714	Select Medical Corp., Tranche B Term Loan, 2.78% (LIBOR + 250 bps), 3/6/25	$ 992,701
	Total Healthcare, Education & Childcare	$3,893,295
	Hotel, Gaming & Leisure - 0.0%†
1,404,835	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1.897% (LIBOR + 175 bps), 11/19/26	$1,353,032
	Total Hotel, Gaming & Leisure	$1,353,032
	Insurance - 0.1%
3,781,086	Asurion LLC (fka Asurion Corp.), New Term B-7 Loan, 3.147% (LIBOR + 300 bps), 11/3/24	$3,723,693
420,807	MPH Acquisition Holdings LLC, Initial Term Loan, 3.75% (LIBOR + 275 bps), 6/7/23	414,608
824,500	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.22% (LIBOR + 300 bps), 5/16/24	799,250
	Total Insurance	$4,937,551
	Leasing - 0.1%
522,172	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 2.5% (LIBOR + 175 bps), 1/15/25	$ 511,076
628,710	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	604,839
2,681,250	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 3.983% (LIBOR + 375 bps), 9/11/23	2,527,078
	Total Leasing	$3,642,993
	Leisure & Entertainment - 0.0%†
190,787	Fitness International LLC, Term B Loan, 4.25% (LIBOR + 325 bps), 4/18/25	$ 118,478
	Total Leisure & Entertainment	$ 118,478
	Machinery - 0.0%†
1,143,892	NN, Inc., Tranche B Term Loan, 6.5% (LIBOR + 575 bps), 10/19/22	$1,132,024
	Total Machinery	$1,132,024
	Metals & Mining - 0.0%†
389,917	BWay Holding Co., Initial Term Loan, 3.523% (LIBOR + 325 bps), 4/3/24	$ 369,081
	Total Metals & Mining	$ 369,081
	Retail - 0.0%†
528,313	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.751% (LIBOR + 450 bps), 9/12/24	$ 498,925
	Total Retail	$ 498,925
	Securities & Trusts - 0.0%†
958,396	Stonepeak Lonestar Holdings LLC, Initial Term Loan, 4.773% (LIBOR + 450 bps), 10/19/26	$ 946,416
	Total Securities & Trusts	$ 946,416
	Telecommunications - 0.1%
3,200,813	CenturyLink, Inc., Term B Loan, 2.397% (LIBOR + 225 bps), 3/15/27	$3,081,067
889,578	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-2 Term Loan, 1.897% (LIBOR + 175 bps), 2/15/24	872,343
809,587	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.897% (LIBOR + 175 bps), 3/1/27	785,154
	Total Telecommunications	$4,738,564
	Utilities - 0.0%†
885,791	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	$ 880,742
	Total Utilities	$ 880,742
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $45,112,630)	$43,280,284
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.6% of Net Assets
45,744,000	Fannie Mae, 1.5%, 10/1/35 (TBA)	$46,805,404
17,416,000	Fannie Mae, 2.0%, 11/1/35 (TBA)	18,099,674
99,200,000	Fannie Mae, 2.0%, 11/1/50 (TBA)	102,391,319
812,296	Fannie Mae, 2.5%, 7/1/30	865,896
847,008	Fannie Mae, 2.5%, 7/1/30	900,257
1,382,696	Fannie Mae, 2.5%, 7/1/30	1,473,803
188,075	Fannie Mae, 2.5%, 12/1/42	200,411
202,823	Fannie Mae, 2.5%, 12/1/42	214,953
168,505	Fannie Mae, 2.5%, 1/1/43	179,503
69,585	Fannie Mae, 2.5%, 2/1/43	74,129
74,130	Fannie Mae, 2.5%, 2/1/43	77,820
1,813,306	Fannie Mae, 2.5%, 2/1/43	1,929,493
280,913	Fannie Mae, 2.5%, 3/1/43	299,262
111,664	Fannie Mae, 2.5%, 4/1/43	118,804
230,700	Fannie Mae, 2.5%, 8/1/43	245,770
127,746	Fannie Mae, 2.5%, 12/1/43	135,351
133,118	Fannie Mae, 2.5%, 3/1/44	141,705
154,175	Fannie Mae, 2.5%, 4/1/45	163,673
265,216	Fannie Mae, 2.5%, 4/1/45	282,128
323,483	Fannie Mae, 2.5%, 4/1/45	343,758
363,258	Fannie Mae, 2.5%, 4/1/45	386,632
373,377	Fannie Mae, 2.5%, 4/1/45	397,125
387,071	Fannie Mae, 2.5%, 4/1/45	406,650
1,009,163	Fannie Mae, 2.5%, 4/1/45	1,074,482
1,098,255	Fannie Mae, 2.5%, 4/1/45	1,169,055
58,671	Fannie Mae, 2.5%, 5/1/45	62,472
72,011	Fannie Mae, 2.5%, 7/1/45	76,717
151,303	Fannie Mae, 2.5%, 8/1/45	160,315
84,087	Fannie Mae, 2.5%, 1/1/46	89,506
4,006,000	Fannie Mae, 2.5%, 10/1/50 (TBA)	4,202,075
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
2,177,441	Fannie Mae, 3.0%, 10/1/30	$ 2,331,668
826,489	Fannie Mae, 3.0%, 4/1/31	869,156
12,845,435	Fannie Mae, 3.0%, 8/1/42	13,834,756
3,039,412	Fannie Mae, 3.0%, 9/1/42	3,280,934
986,164	Fannie Mae, 3.0%, 12/1/42	1,070,572
1,795,206	Fannie Mae, 3.0%, 2/1/43	1,948,919
500,208	Fannie Mae, 3.0%, 5/1/43	543,038
5,985,484	Fannie Mae, 3.0%, 5/1/43	6,371,763
449,286	Fannie Mae, 3.0%, 7/1/43	478,632
1,089,364	Fannie Mae, 3.0%, 8/1/43	1,160,228
3,123,559	Fannie Mae, 3.0%, 9/1/43	3,358,254
627,230	Fannie Mae, 3.0%, 3/1/45	676,854
5,095,095	Fannie Mae, 3.0%, 6/1/45	5,547,854
551,175	Fannie Mae, 3.0%, 5/1/46	604,241
727,941	Fannie Mae, 3.0%, 5/1/46	790,033
5,955,781	Fannie Mae, 3.0%, 1/1/47	6,529,202
2,007,501	Fannie Mae, 3.0%, 3/1/47	2,109,864
3,657,722	Fannie Mae, 3.0%, 9/1/49	4,007,916
17,295,000	Fannie Mae, 3.0%, 10/1/50 (TBA)	18,117,526
19,340,000	Fannie Mae, 3.0%, 11/1/50 (TBA)	20,263,560
1,772,508	Fannie Mae, 3.5%, 6/1/28	1,888,222
680,149	Fannie Mae, 3.5%, 11/1/40	733,562
389,390	Fannie Mae, 3.5%, 10/1/41	433,441
2,891,533	Fannie Mae, 3.5%, 11/1/41	3,130,524
341,669	Fannie Mae, 3.5%, 6/1/42	376,969
1,866,632	Fannie Mae, 3.5%, 7/1/42	2,023,496
2,125,597	Fannie Mae, 3.5%, 8/1/42	2,305,089
285,175	Fannie Mae, 3.5%, 10/1/42	305,517
175,735	Fannie Mae, 3.5%, 11/1/42	194,332
368,286	Fannie Mae, 3.5%, 12/1/42	407,247
391,412	Fannie Mae, 3.5%, 12/1/42	432,806
3,957,012	Fannie Mae, 3.5%, 2/1/45	4,367,433
1,106,791	Fannie Mae, 3.5%, 4/1/45	1,206,372
4,177,411	Fannie Mae, 3.5%, 6/1/45	4,511,722
5,725,574	Fannie Mae, 3.5%, 8/1/45	6,439,608
4,172,789	Fannie Mae, 3.5%, 9/1/45	4,446,190
4,814,556	Fannie Mae, 3.5%, 9/1/45	5,236,395
985,288	Fannie Mae, 3.5%, 10/1/45	1,063,624
8,738,309	Fannie Mae, 3.5%, 11/1/45	9,828,072
1,972,187	Fannie Mae, 3.5%, 5/1/46	2,175,115
338,568	Fannie Mae, 3.5%, 10/1/46	366,312
1,551,039	Fannie Mae, 3.5%, 1/1/47	1,648,387
3,388,732	Fannie Mae, 3.5%, 1/1/47	3,604,403
5,081,410	Fannie Mae, 3.5%, 1/1/47	5,601,833
7,619,808	Fannie Mae, 3.5%, 1/1/47	8,251,901
64,747	Fannie Mae, 3.5%, 2/1/47	70,063
4,224,703	Fannie Mae, 3.5%, 2/1/47	4,502,823
222,020	Fannie Mae, 3.5%, 7/1/47	237,899
149,747	Fannie Mae, 3.5%, 10/1/47	162,083
429,239	Fannie Mae, 3.5%, 12/1/47	482,568
5,555,335	Fannie Mae, 3.5%, 12/1/47	5,898,806
235,355	Fannie Mae, 3.5%, 2/1/49	247,584
360,719	Fannie Mae, 3.5%, 4/1/49	377,342
1,367,535	Fannie Mae, 3.5%, 5/1/49	1,520,418
2,007,461	Fannie Mae, 3.5%, 5/1/49	2,256,157
43,807	Fannie Mae, 3.5%, 7/1/49	48,284
2,632,803	Fannie Mae, 3.5%, 9/1/49	2,959,091
53,683,000	Fannie Mae, 3.5%, 10/1/50 (TBA)	56,599,916
159,304	Fannie Mae, 4.0%, 11/1/34	173,730
1,507,972	Fannie Mae, 4.0%, 4/1/39	1,658,417
4,538,120	Fannie Mae, 4.0%, 10/1/40	5,171,286
837,882	Fannie Mae, 4.0%, 12/1/40	953,966
863,405	Fannie Mae, 4.0%, 4/1/41	952,313
602,962	Fannie Mae, 4.0%, 5/1/41	664,736
881,813	Fannie Mae, 4.0%, 10/1/41	962,981
435,837	Fannie Mae, 4.0%, 12/1/41	474,461
232,034	Fannie Mae, 4.0%, 1/1/42	256,138
1,604,938	Fannie Mae, 4.0%, 1/1/42	1,773,849
1,321,660	Fannie Mae, 4.0%, 2/1/42	1,452,639
3,963,257	Fannie Mae, 4.0%, 2/1/42	4,365,281
50,341	Fannie Mae, 4.0%, 4/1/42	53,928
394,283	Fannie Mae, 4.0%, 4/1/42	435,478
1,493,605	Fannie Mae, 4.0%, 4/1/42	1,650,672
2,649,531	Fannie Mae, 4.0%, 5/1/42	2,883,143
67,802	Fannie Mae, 4.0%, 6/1/42	74,898
185,783	Fannie Mae, 4.0%, 6/1/42	202,249
118,946	Fannie Mae, 4.0%, 7/1/42	131,464
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
4,400,907	Fannie Mae, 4.0%, 8/1/42	$ 4,852,462
289,073	Fannie Mae, 4.0%, 10/1/42	324,630
937,630	Fannie Mae, 4.0%, 10/1/42	1,036,294
2,269,341	Fannie Mae, 4.0%, 8/1/43	2,463,810
3,104,995	Fannie Mae, 4.0%, 9/1/43	3,402,623
2,231,553	Fannie Mae, 4.0%, 11/1/43	2,496,652
67,316	Fannie Mae, 4.0%, 1/1/44	73,278
80,620	Fannie Mae, 4.0%, 6/1/45	86,672
300,332	Fannie Mae, 4.0%, 7/1/45	332,162
747,354	Fannie Mae, 4.0%, 4/1/46	806,154
2,869,798	Fannie Mae, 4.0%, 6/1/46	3,101,477
3,073,484	Fannie Mae, 4.0%, 7/1/46	3,315,579
4,305,282	Fannie Mae, 4.0%, 7/1/46	4,666,061
2,403,541	Fannie Mae, 4.0%, 8/1/46	2,598,767
3,009,226	Fannie Mae, 4.0%, 8/1/46	3,255,276
1,053,957	Fannie Mae, 4.0%, 11/1/46	1,135,833
7,280,574	Fannie Mae, 4.0%, 1/1/47	7,808,762
1,727,523	Fannie Mae, 4.0%, 4/1/47	1,852,297
2,327,620	Fannie Mae, 4.0%, 4/1/47	2,545,408
3,069,289	Fannie Mae, 4.0%, 4/1/47	3,345,088
453,478	Fannie Mae, 4.0%, 6/1/47	496,003
1,125,890	Fannie Mae, 4.0%, 6/1/47	1,215,699
2,013,520	Fannie Mae, 4.0%, 6/1/47	2,167,560
2,449,760	Fannie Mae, 4.0%, 6/1/47	2,630,484
5,558,959	Fannie Mae, 4.0%, 6/1/47	5,975,602
1,697,444	Fannie Mae, 4.0%, 7/1/47	1,817,958
1,887,619	Fannie Mae, 4.0%, 7/1/47	2,057,103
1,583,013	Fannie Mae, 4.0%, 8/1/47	1,704,250
2,798,506	Fannie Mae, 4.0%, 8/1/47	3,003,521
4,122,865	Fannie Mae, 4.0%, 12/1/47	4,411,309
4,261,548	Fannie Mae, 4.0%, 4/1/48	4,559,431
337,566	Fannie Mae, 4.0%, 11/1/48	367,480
250,260	Fannie Mae, 4.0%, 6/1/49	280,654
2,515	Fannie Mae, 4.5%, 11/1/20	2,634
107,830	Fannie Mae, 4.5%, 10/1/35	118,257
264,162	Fannie Mae, 4.5%, 8/1/40	296,140
622,901	Fannie Mae, 4.5%, 8/1/40	700,436
1,032,744	Fannie Mae, 4.5%, 11/1/40	1,161,575
368,302	Fannie Mae, 4.5%, 2/1/41	414,266
922,551	Fannie Mae, 4.5%, 4/1/41	1,037,148
45,610	Fannie Mae, 4.5%, 5/1/41	51,137
1,311,426	Fannie Mae, 4.5%, 5/1/41	1,475,194
1,694,926	Fannie Mae, 4.5%, 5/1/41	1,906,628
2,166,593	Fannie Mae, 4.5%, 5/1/41	2,447,618
747,812	Fannie Mae, 4.5%, 7/1/41	841,359
844,580	Fannie Mae, 4.5%, 7/1/41	935,652
2,463,510	Fannie Mae, 4.5%, 1/1/42	2,771,635
3,082,893	Fannie Mae, 4.5%, 1/1/42	3,466,116
336,118	Fannie Mae, 4.5%, 11/1/43	376,163
2,301,593	Fannie Mae, 4.5%, 12/1/43	2,566,051
3,818,081	Fannie Mae, 4.5%, 12/1/43	4,271,073
2,895,031	Fannie Mae, 4.5%, 1/1/44	3,224,809
1,654,346	Fannie Mae, 4.5%, 2/1/44	1,845,525
1,973,256	Fannie Mae, 4.5%, 2/1/44	2,205,898
2,806,142	Fannie Mae, 4.5%, 5/1/46	3,079,009
433,397	Fannie Mae, 4.5%, 1/1/47	476,530
354,725	Fannie Mae, 4.5%, 2/1/47	389,465
1,675,190	Fannie Mae, 4.5%, 2/1/47	1,831,687
23,958,242	Fannie Mae, 4.5%, 5/1/49	26,340,692
286,204	Fannie Mae, 4.5%, 6/1/49	309,621
3,225,436	Fannie Mae, 4.5%, 2/1/50	3,525,128
17,008,320	Fannie Mae, 4.5%, 4/1/50	18,723,548
62,173,000	Fannie Mae, 4.5%, 10/1/50 (TBA)	67,253,700
51	Fannie Mae, 5.0%, 10/1/20	51
1,339	Fannie Mae, 5.0%, 2/1/22	1,409
15,184	Fannie Mae, 5.0%, 2/1/22	15,988
22,402	Fannie Mae, 5.0%, 3/1/23	23,599
77,823	Fannie Mae, 5.0%, 5/1/23	82,656
32,339	Fannie Mae, 5.0%, 7/1/34	34,755
131,803	Fannie Mae, 5.0%, 10/1/34	149,987
438,076	Fannie Mae, 5.0%, 2/1/39	503,599
295,239	Fannie Mae, 5.0%, 6/1/40	335,092
357,704	Fannie Mae, 5.0%, 6/1/40	411,693
250,026	Fannie Mae, 5.0%, 7/1/40	287,844
415,082	Fannie Mae, 5.0%, 7/1/40	477,916
598,022	Fannie Mae, 5.0%, 7/1/40	688,973
456,412	Fannie Mae, 5.0%, 8/1/40	525,492
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,688,130	Fannie Mae, 5.0%, 2/1/41	$ 1,939,517
5,939,871	Fannie Mae, 5.0%, 12/1/44	6,832,802
543,537	Fannie Mae, 5.0%, 6/1/49	595,040
1,366,661	Fannie Mae, 5.0%, 9/1/49	1,564,128
5,277,612	Fannie Mae, 5.0%, 9/1/49	6,142,572
629,886	Fannie Mae, 5.0%, 10/1/49	689,626
8,459	Fannie Mae, 5.5%, 6/1/33	9,821
49,249	Fannie Mae, 5.5%, 7/1/33	57,476
317,051	Fannie Mae, 5.5%, 7/1/34	373,326
11,447	Fannie Mae, 5.5%, 10/1/35	13,453
175,081	Fannie Mae, 5.5%, 3/1/36	205,549
68,874	Fannie Mae, 5.5%, 5/1/36	78,458
94,494	Fannie Mae, 5.5%, 6/1/36	110,181
36,062	Fannie Mae, 5.72%, 11/1/28	36,443
20,543	Fannie Mae, 5.72%, 6/1/29	20,669
13,628	Fannie Mae, 5.9%, 11/1/27	13,685
59,508	Fannie Mae, 5.9%, 4/1/28	61,766
477	Fannie Mae, 6.0%, 9/1/29	541
1,855	Fannie Mae, 6.0%, 1/1/32	2,107
6,923	Fannie Mae, 6.0%, 2/1/32	8,134
3,009	Fannie Mae, 6.0%, 3/1/32	3,535
2,003	Fannie Mae, 6.0%, 8/1/32	2,349
235	Fannie Mae, 6.0%, 9/1/32	277
25,878	Fannie Mae, 6.0%, 10/1/32	30,415
5,174	Fannie Mae, 6.0%, 2/1/33	5,777
38,506	Fannie Mae, 6.0%, 3/1/33	45,480
45,282	Fannie Mae, 6.0%, 4/1/33	50,805
30,584	Fannie Mae, 6.0%, 7/1/33	34,123
74,487	Fannie Mae, 6.0%, 7/1/33	83,437
17,353	Fannie Mae, 6.0%, 11/1/33	20,132
68,043	Fannie Mae, 6.0%, 8/1/34	80,578
2,197	Fannie Mae, 6.0%, 9/1/34	2,579
13,266	Fannie Mae, 6.0%, 9/1/34	14,983
15,899	Fannie Mae, 6.0%, 9/1/34	18,784
60,175	Fannie Mae, 6.0%, 9/1/34	67,674
6,423	Fannie Mae, 6.0%, 10/1/34	7,602
6,339	Fannie Mae, 6.0%, 11/1/34	7,512
64,244	Fannie Mae, 6.0%, 11/1/34	71,808
2,128	Fannie Mae, 6.0%, 2/1/35	2,517
4,426	Fannie Mae, 6.0%, 2/1/35	5,246
94,463	Fannie Mae, 6.0%, 4/1/35	111,868
17,247	Fannie Mae, 6.0%, 5/1/35	19,290
77,170	Fannie Mae, 6.0%, 10/1/35	86,178
142,151	Fannie Mae, 6.0%, 12/1/35	165,189
12,077	Fannie Mae, 6.0%, 12/1/37	14,132
97,694	Fannie Mae, 6.0%, 6/1/38	112,867
27,613	Fannie Mae, 6.0%, 7/1/38	31,286
5,392	Fannie Mae, 6.5%, 7/1/29	6,030
746	Fannie Mae, 6.5%, 1/1/31	835
394	Fannie Mae, 6.5%, 4/1/31	440
3,025	Fannie Mae, 6.5%, 5/1/31	3,404
2,512	Fannie Mae, 6.5%, 9/1/31	2,853
2,729	Fannie Mae, 6.5%, 9/1/31	3,067
1,601	Fannie Mae, 6.5%, 10/1/31	1,790
82,448	Fannie Mae, 6.5%, 12/1/31	92,604
3,945	Fannie Mae, 6.5%, 2/1/32	4,412
31,528	Fannie Mae, 6.5%, 3/1/32	36,048
63,376	Fannie Mae, 6.5%, 7/1/32	73,300
59,933	Fannie Mae, 6.5%, 10/1/32	67,030
12,159	Fannie Mae, 6.5%, 7/1/34	13,599
62,843	Fannie Mae, 6.5%, 11/1/37	72,656
14,106	Fannie Mae, 6.5%, 11/1/47	15,270
182	Fannie Mae, 7.0%, 12/1/30	182
4,026	Fannie Mae, 7.0%, 12/1/30	4,520
3,887	Fannie Mae, 7.0%, 4/1/31	4,582
5,101	Fannie Mae, 7.0%, 9/1/31	5,972
13,210	Fannie Mae, 7.0%, 12/1/31	13,639
10,261	Fannie Mae, 7.0%, 1/1/32	12,190
1,508,963	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	1,586,591
781,122	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	843,376
4,631,434	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	5,000,593
557,145	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	607,060
1,458,952	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	1,589,642
1,648,585	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	1,780,075
1,041,936	Federal Home Loan Mortgage Corp., 3.0%, 5/1/45	1,116,910
3,960,286	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	4,274,913
1,021,157	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	1,102,287
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,562,372	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	$ 1,645,783
4,460,130	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	4,691,136
682,783	Federal Home Loan Mortgage Corp., 3.0%, 3/1/47	717,048
905,048	Federal Home Loan Mortgage Corp., 3.5%, 4/1/42	967,346
413,287	Federal Home Loan Mortgage Corp., 3.5%, 5/1/43	442,073
1,914,970	Federal Home Loan Mortgage Corp., 3.5%, 8/1/43	2,077,437
385,143	Federal Home Loan Mortgage Corp., 3.5%, 9/1/44	424,634
4,884,692	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	5,388,467
147,009	Federal Home Loan Mortgage Corp., 3.5%, 7/1/45	162,528
4,260,832	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	4,700,285
4,468,167	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	4,799,568
4,555,081	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	5,069,761
6,269,109	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	6,908,561
6,290,779	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	6,892,829
7,377,114	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	8,002,744
8,041,708	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	8,871,824
1,028,613	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	1,123,077
450,729	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	491,125
4,790,694	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	5,086,888
6,338,731	Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	7,231,310
138,484	Federal Home Loan Mortgage Corp., 4.0%, 6/1/42	150,956
72,165	Federal Home Loan Mortgage Corp., 4.0%, 7/1/42	79,778
2,550,243	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	2,818,594
52,550	Federal Home Loan Mortgage Corp., 4.0%, 11/1/42	58,094
940,645	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	1,033,106
217,766	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	234,646
440,064	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	478,400
2,415,575	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	2,618,283
3,132,874	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	3,397,960
2,472,302	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	2,677,990
54,085	Federal Home Loan Mortgage Corp., 4.0%, 10/1/46	57,678
1,021,330	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	1,104,427
1,366,711	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	1,483,347
1,773,072	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	1,914,747
4,351,242	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	4,722,882
713,573	Federal Home Loan Mortgage Corp., 4.0%, 5/1/49	761,183
677	Federal Home Loan Mortgage Corp., 4.5%, 10/1/20	677
1,579,231	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	1,774,355
26,468	Federal Home Loan Mortgage Corp., 4.5%, 6/1/41	29,721
983,350	Federal Home Loan Mortgage Corp., 4.5%, 3/1/42	1,104,251
1,789,817	Federal Home Loan Mortgage Corp., 4.5%, 3/1/42	1,983,735
95,001	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	106,487
1,011,770	Federal Home Loan Mortgage Corp., 4.5%, 6/1/49	1,094,301
804,353	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	869,761
5,237,621	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	5,663,380
3,015,699	Federal Home Loan Mortgage Corp., 4.5%, 8/1/49	3,261,448
832	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	876
6,632	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	7,636
51,665	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	56,544
180,278	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	207,359
176,865	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	203,423
1,249	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	1,425
3,323	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	3,830
3,447,472	Federal Home Loan Mortgage Corp., 5.0%, 9/1/49	3,774,437
837,522	Federal Home Loan Mortgage Corp., 5.0%, 10/1/49	916,981
7,310,249	Federal Home Loan Mortgage Corp., 5.0%, 10/1/49	8,003,593
13,305,621	Federal Home Loan Mortgage Corp., 5.0%, 12/1/49	14,566,409
106,588	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	125,546
5,584	Federal Home Loan Mortgage Corp., 5.5%, 1/1/34	6,563
4,804	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	5,328
56,616	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	66,740
52,084	Federal Home Loan Mortgage Corp., 5.5%, 8/1/35	58,170
17,141	Federal Home Loan Mortgage Corp., 5.5%, 11/1/35	19,950
604,664	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	703,157
38,452	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	42,909
47,061	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	53,647
1,972	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	2,243
24,341	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	28,580
9,730	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	10,856
77,367	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	91,223
55,181	Federal Home Loan Mortgage Corp., 6.0%, 9/1/33	65,366
7,712	Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	8,926
21,754	Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	24,765
7,787	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	8,698
104,457	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	117,290
15,945	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	18,907
31,123	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	35,045
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
41,836	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	$ 46,807
242,738	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	287,546
39,938	Federal Home Loan Mortgage Corp., 6.0%, 8/1/34	44,822
13,964	Federal Home Loan Mortgage Corp., 6.0%, 4/1/35	15,584
42,178	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	47,061
45,338	Federal Home Loan Mortgage Corp., 6.0%, 4/1/36	50,981
5,819	Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	6,902
29,741	Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	33,229
12,831	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	14,737
33,931	Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	39,715
51,606	Federal Home Loan Mortgage Corp., 6.0%, 7/1/38	59,332
205	Federal Home Loan Mortgage Corp., 6.5%, 11/1/30	231
130	Federal Home Loan Mortgage Corp., 6.5%, 1/1/31	146
285	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	319
1,078	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	1,206
3,979	Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	4,452
4,345	Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	4,861
378	Federal Home Loan Mortgage Corp., 6.5%, 8/1/31	424
3,317	Federal Home Loan Mortgage Corp., 6.5%, 8/1/31	3,711
60	Federal Home Loan Mortgage Corp., 6.5%, 6/1/32	68
6,504	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	7,460
73	Federal Home Loan Mortgage Corp., 6.5%, 1/1/33	82
19,183	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	22,885
4,631	Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	4,673
19,360	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	19,717
1,623	Federal Home Loan Mortgage Corp., 7.0%, 11/1/30	1,887
485	Federal Home Loan Mortgage Corp., 7.0%, 6/1/31	486
71,574	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	74,506
9,980,000	Fannie Mae, 3.5%, 11/1/48 (TBA)	10,534,064
6,491	Fannie Mae, 4.0%, 10/1/25	6,883
2,800,000	Fannie Mae, 4.0%, 11/1/48 (TBA)	2,989,383
2,789,543	Fannie Mae, 4.5%, 4/1/50	3,077,470
2,254	Fannie Mae, 5.0%, 9/1/22	2,374
3,765,558	Freddie Mac Pool, 4.0%, 4/1/47	4,051,805
5,139,237	Freddie Mac Pool, 4.0%, 4/1/47	5,519,225
5,158,203	Freddie Mac Pool, 4.0%, 5/1/47	5,533,305
616,089	Freddie Mac Pool, 4.0%, 6/1/47	660,367
1,489,372	Freddie Mac Pool, 4.0%, 7/1/47	1,598,631
4,005,658	Freddie Mac Pool, 4.0%, 10/1/47	4,290,123
2,957,768	Freddie Mac Pool, 4.5%, 5/1/47	3,219,914
842,248	Freddie Mac Pool, 4.5%, 11/1/48	911,113
25,000,000	Government National Mortgage Association, 2.0%, 11/1/50 (TBA)	25,921,875
25,000,000	Government National Mortgage Association, 2.5%, 11/1/50 (TBA)	26,208,984
23,000,000	Government National Mortgage Association, 3.0%, 11/1/50 (TBA)	24,071,387
4,884,446	Government National Mortgage Association I, 3.5%, 11/15/41	5,183,786
3,720,661	Government National Mortgage Association I, 3.5%, 7/15/42	3,940,688
934,474	Government National Mortgage Association I, 3.5%, 10/15/42	986,396
675,902	Government National Mortgage Association I, 3.5%, 1/15/44	755,331
4,798,275	Government National Mortgage Association I, 3.5%, 1/15/45	5,040,976
1,671,104	Government National Mortgage Association I, 3.5%, 8/15/46	1,751,771
6,972	Government National Mortgage Association I, 4.0%, 5/15/39	7,366
2,112	Government National Mortgage Association I, 4.0%, 6/15/39	2,266
3,383	Government National Mortgage Association I, 4.0%, 8/15/40	3,623
209,017	Government National Mortgage Association I, 4.0%, 8/15/40	222,584
3,484	Government National Mortgage Association I, 4.0%, 9/15/40	3,770
3,614	Government National Mortgage Association I, 4.0%, 10/15/40	3,909
5,654	Government National Mortgage Association I, 4.0%, 11/15/40	5,973
12,390	Government National Mortgage Association I, 4.0%, 11/15/40	13,175
36,215	Government National Mortgage Association I, 4.0%, 11/15/40	39,286
12,108	Government National Mortgage Association I, 4.0%, 1/15/41	13,161
40,876	Government National Mortgage Association I, 4.0%, 1/15/41	44,397
5,572	Government National Mortgage Association I, 4.0%, 2/15/41	6,039
25,743	Government National Mortgage Association I, 4.0%, 6/15/41	27,375
76,674	Government National Mortgage Association I, 4.0%, 7/15/41	82,712
1,119	Government National Mortgage Association I, 4.0%, 9/15/41	1,182
189,043	Government National Mortgage Association I, 4.0%, 9/15/41	202,961
5,122	Government National Mortgage Association I, 4.0%, 10/15/41	5,411
5,346	Government National Mortgage Association I, 4.0%, 10/15/41	5,728
2,502	Government National Mortgage Association I, 4.0%, 11/15/41	2,683
2,838	Government National Mortgage Association I, 4.0%, 11/15/41	2,998
2,875	Government National Mortgage Association I, 4.0%, 12/15/41	3,084
14,527	Government National Mortgage Association I, 4.0%, 2/15/42	15,689
628,125	Government National Mortgage Association I, 4.0%, 8/15/43	681,020
8,469	Government National Mortgage Association I, 4.0%, 11/15/43	8,954
7,430	Government National Mortgage Association I, 4.0%, 3/15/44	8,083
75,841	Government National Mortgage Association I, 4.0%, 3/15/44	82,453
335,520	Government National Mortgage Association I, 4.0%, 3/15/44	360,590
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,842,786	Government National Mortgage Association I, 4.0%, 3/15/44	$ 1,977,142
3,177	Government National Mortgage Association I, 4.0%, 4/15/44	3,359
15,898	Government National Mortgage Association I, 4.0%, 4/15/44	17,312
1,368,862	Government National Mortgage Association I, 4.0%, 4/15/44	1,467,937
219,834	Government National Mortgage Association I, 4.0%, 8/15/44	237,663
30,868	Government National Mortgage Association I, 4.0%, 9/15/44	33,063
93,056	Government National Mortgage Association I, 4.0%, 9/15/44	99,108
116,540	Government National Mortgage Association I, 4.0%, 9/15/44	125,995
288,397	Government National Mortgage Association I, 4.0%, 9/15/44	312,266
1,021,148	Government National Mortgage Association I, 4.0%, 9/15/44	1,095,761
32,162	Government National Mortgage Association I, 4.0%, 10/15/44	34,015
197,806	Government National Mortgage Association I, 4.0%, 11/15/44	214,108
1,107,977	Government National Mortgage Association I, 4.0%, 12/15/44	1,187,823
273,215	Government National Mortgage Association I, 4.0%, 1/15/45	295,971
341,353	Government National Mortgage Association I, 4.0%, 1/15/45	360,721
1,094,894	Government National Mortgage Association I, 4.0%, 1/15/45	1,183,062
1,146,415	Government National Mortgage Association I, 4.0%, 1/15/45	1,228,152
743,085	Government National Mortgage Association I, 4.0%, 2/15/45	804,285
1,099,547	Government National Mortgage Association I, 4.0%, 2/15/45	1,190,824
27,981	Government National Mortgage Association I, 4.0%, 3/15/45	29,560
1,446,446	Government National Mortgage Association I, 4.0%, 3/15/45	1,562,863
1,844,714	Government National Mortgage Association I, 4.0%, 4/15/45	1,981,506
918,358	Government National Mortgage Association I, 4.0%, 5/15/45	984,347
2,568,274	Government National Mortgage Association I, 4.0%, 6/15/45	2,778,402
380,239	Government National Mortgage Association I, 4.0%, 7/15/45	407,714
358,481	Government National Mortgage Association I, 4.0%, 8/15/45	384,739
86,511	Government National Mortgage Association I, 4.5%, 6/15/25	90,468
28,270	Government National Mortgage Association I, 4.5%, 7/15/33	31,284
109,006	Government National Mortgage Association I, 4.5%, 9/15/33	120,845
82,846	Government National Mortgage Association I, 4.5%, 10/15/33	90,672
119,236	Government National Mortgage Association I, 4.5%, 10/15/33	132,817
8,606	Government National Mortgage Association I, 4.5%, 2/15/34	9,412
14,054	Government National Mortgage Association I, 4.5%, 3/15/35	15,389
23,161	Government National Mortgage Association I, 4.5%, 3/15/35	25,349
122,378	Government National Mortgage Association I, 4.5%, 4/15/35	135,822
37,338	Government National Mortgage Association I, 4.5%, 10/15/35	41,117
43,846	Government National Mortgage Association I, 4.5%, 4/15/38	47,996
664,736	Government National Mortgage Association I, 4.5%, 12/15/39	738,100
218,954	Government National Mortgage Association I, 4.5%, 1/15/40	244,600
128,230	Government National Mortgage Association I, 4.5%, 9/15/40	142,992
448,243	Government National Mortgage Association I, 4.5%, 10/15/40	495,433
280,978	Government National Mortgage Association I, 4.5%, 4/15/41	309,169
522,516	Government National Mortgage Association I, 4.5%, 5/15/41	579,561
496,342	Government National Mortgage Association I, 4.5%, 6/15/41	551,610
203,462	Government National Mortgage Association I, 4.5%, 7/15/41	226,325
366,357	Government National Mortgage Association I, 4.5%, 8/15/41	403,574
39,734	Government National Mortgage Association I, 5.0%, 7/15/33	44,895
38,038	Government National Mortgage Association I, 5.0%, 9/15/33	43,535
41,357	Government National Mortgage Association I, 5.0%, 4/15/34	47,072
256,624	Government National Mortgage Association I, 5.0%, 4/15/35	294,458
96,773	Government National Mortgage Association I, 5.0%, 7/15/40	109,824
38,423	Government National Mortgage Association I, 5.5%, 1/15/29	42,392
8,385	Government National Mortgage Association I, 5.5%, 6/15/33	9,660
34,698	Government National Mortgage Association I, 5.5%, 7/15/33	40,341
38,109	Government National Mortgage Association I, 5.5%, 7/15/33	43,884
10,632	Government National Mortgage Association I, 5.5%, 8/15/33	12,360
18,727	Government National Mortgage Association I, 5.5%, 8/15/33	21,939
88,687	Government National Mortgage Association I, 5.5%, 8/15/33	102,092
24,193	Government National Mortgage Association I, 5.5%, 9/15/33	26,699
29,454	Government National Mortgage Association I, 5.5%, 9/15/33	32,611
26,568	Government National Mortgage Association I, 5.5%, 10/15/33	29,782
32,894	Government National Mortgage Association I, 5.5%, 10/15/33	38,537
164,680	Government National Mortgage Association I, 5.5%, 7/15/34	189,052
20,274	Government National Mortgage Association I, 5.5%, 10/15/34	22,838
231,802	Government National Mortgage Association I, 5.5%, 11/15/34	271,247
78,714	Government National Mortgage Association I, 5.5%, 1/15/35	92,054
12,098	Government National Mortgage Association I, 5.5%, 2/15/35	13,469
33,899	Government National Mortgage Association I, 5.5%, 2/15/35	37,460
27,582	Government National Mortgage Association I, 5.5%, 6/15/35	30,464
224,732	Government National Mortgage Association I, 5.5%, 7/15/35	262,855
25,179	Government National Mortgage Association I, 5.5%, 10/15/35	29,127
63,821	Government National Mortgage Association I, 5.5%, 10/15/35	72,452
21,278	Government National Mortgage Association I, 5.5%, 2/15/37	24,933
54,295	Government National Mortgage Association I, 6.0%, 12/15/23	58,136
3,821	Government National Mortgage Association I, 6.0%, 1/15/24	4,245
19,976	Government National Mortgage Association I, 6.0%, 4/15/28	22,783
87,838	Government National Mortgage Association I, 6.0%, 9/15/28	99,458
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
4,910	Government National Mortgage Association I, 6.0%, 10/15/28	$ 5,554
32,802	Government National Mortgage Association I, 6.0%, 2/15/29	36,731
35,529	Government National Mortgage Association I, 6.0%, 2/15/29	41,269
22,749	Government National Mortgage Association I, 6.0%, 6/15/31	25,348
10,672	Government National Mortgage Association I, 6.0%, 11/15/31	12,545
750	Government National Mortgage Association I, 6.0%, 3/15/32	876
3,339	Government National Mortgage Association I, 6.0%, 8/15/32	3,980
38,985	Government National Mortgage Association I, 6.0%, 9/15/32	44,077
65,147	Government National Mortgage Association I, 6.0%, 9/15/32	72,486
77,377	Government National Mortgage Association I, 6.0%, 9/15/32	86,177
5,471	Government National Mortgage Association I, 6.0%, 10/15/32	6,087
20,868	Government National Mortgage Association I, 6.0%, 10/15/32	23,842
3,682	Government National Mortgage Association I, 6.0%, 11/15/32	4,100
5,546	Government National Mortgage Association I, 6.0%, 11/15/32	6,181
6,828	Government National Mortgage Association I, 6.0%, 12/15/32	7,749
6,958	Government National Mortgage Association I, 6.0%, 12/15/32	7,949
44,438	Government National Mortgage Association I, 6.0%, 12/15/32	49,681
65,547	Government National Mortgage Association I, 6.0%, 12/15/32	72,937
95,142	Government National Mortgage Association I, 6.0%, 12/15/32	105,979
147,987	Government National Mortgage Association I, 6.0%, 12/15/32	165,449
222,035	Government National Mortgage Association I, 6.0%, 12/15/32	249,568
23,430	Government National Mortgage Association I, 6.0%, 1/15/33	26,520
86,481	Government National Mortgage Association I, 6.0%, 1/15/33	103,176
14,883	Government National Mortgage Association I, 6.0%, 2/15/33	17,767
46,676	Government National Mortgage Association I, 6.0%, 2/15/33	52,061
49,063	Government National Mortgage Association I, 6.0%, 2/15/33	56,988
77,467	Government National Mortgage Association I, 6.0%, 2/15/33	88,520
23,392	Government National Mortgage Association I, 6.0%, 3/15/33	26,155
31,282	Government National Mortgage Association I, 6.0%, 3/15/33	36,325
45,763	Government National Mortgage Association I, 6.0%, 3/15/33	51,143
54,951	Government National Mortgage Association I, 6.0%, 3/15/33	64,943
61,468	Government National Mortgage Association I, 6.0%, 3/15/33	73,326
80,451	Government National Mortgage Association I, 6.0%, 3/15/33	94,977
124,234	Government National Mortgage Association I, 6.0%, 3/15/33	148,094
240,091	Government National Mortgage Association I, 6.0%, 3/15/33	284,673
5,442	Government National Mortgage Association I, 6.0%, 4/15/33	6,061
10,989	Government National Mortgage Association I, 6.0%, 4/15/33	12,236
24,982	Government National Mortgage Association I, 6.0%, 4/15/33	27,927
15,920	Government National Mortgage Association I, 6.0%, 5/15/33	17,746
92,487	Government National Mortgage Association I, 6.0%, 5/15/33	107,303
6,030	Government National Mortgage Association I, 6.0%, 6/15/33	7,200
2,372	Government National Mortgage Association I, 6.0%, 9/15/33	2,640
7,073	Government National Mortgage Association I, 6.0%, 9/15/33	7,877
36,802	Government National Mortgage Association I, 6.0%, 9/15/33	43,905
21,107	Government National Mortgage Association I, 6.0%, 10/15/33	24,093
82,924	Government National Mortgage Association I, 6.0%, 11/15/33	92,461
120,777	Government National Mortgage Association I, 6.0%, 3/15/34	141,128
29,126	Government National Mortgage Association I, 6.0%, 6/15/34	34,227
19,353	Government National Mortgage Association I, 6.0%, 8/15/34	23,116
40,256	Government National Mortgage Association I, 6.0%, 8/15/34	44,858
14,057	Government National Mortgage Association I, 6.0%, 9/15/34	16,051
33,662	Government National Mortgage Association I, 6.0%, 9/15/34	37,572
79,332	Government National Mortgage Association I, 6.0%, 9/15/34	94,398
40,279	Government National Mortgage Association I, 6.0%, 10/15/34	45,167
42,976	Government National Mortgage Association I, 6.0%, 10/15/34	47,960
89,570	Government National Mortgage Association I, 6.0%, 10/15/34	99,899
65,070	Government National Mortgage Association I, 6.0%, 11/15/34	74,125
406,478	Government National Mortgage Association I, 6.0%, 9/15/35	479,324
119,320	Government National Mortgage Association I, 6.0%, 8/15/36	142,400
55,500	Government National Mortgage Association I, 6.0%, 10/15/36	63,849
22,949	Government National Mortgage Association I, 6.0%, 11/15/37	27,127
17,984	Government National Mortgage Association I, 6.0%, 8/15/38	20,150
7,320	Government National Mortgage Association I, 6.5%, 10/15/24	7,870
5,149	Government National Mortgage Association I, 6.5%, 4/15/28	5,690
27,648	Government National Mortgage Association I, 6.5%, 4/15/28	30,552
4,716	Government National Mortgage Association I, 6.5%, 6/15/28	5,418
3,998	Government National Mortgage Association I, 6.5%, 8/15/28	4,451
1,941	Government National Mortgage Association I, 6.5%, 10/15/28	2,160
7,552	Government National Mortgage Association I, 6.5%, 10/15/28	8,345
17,299	Government National Mortgage Association I, 6.5%, 1/15/29	19,116
799	Government National Mortgage Association I, 6.5%, 2/15/29	889
3,596	Government National Mortgage Association I, 6.5%, 2/15/29	3,989
7,369	Government National Mortgage Association I, 6.5%, 2/15/29	8,154
2,320	Government National Mortgage Association I, 6.5%, 3/15/29	2,564
2,585	Government National Mortgage Association I, 6.5%, 3/15/29	2,857
5,453	Government National Mortgage Association I, 6.5%, 3/15/29	6,143
13,273	Government National Mortgage Association I, 6.5%, 3/15/29	14,667
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
46,710	Government National Mortgage Association I, 6.5%, 3/15/29	$ 51,617
933	Government National Mortgage Association I, 6.5%, 5/15/29	1,031
1,676	Government National Mortgage Association I, 6.5%, 5/15/29	1,852
30,036	Government National Mortgage Association I, 6.5%, 5/15/29	34,937
19,390	Government National Mortgage Association I, 6.5%, 6/15/29	21,426
25,256	Government National Mortgage Association I, 6.5%, 4/15/31	29,787
8,103	Government National Mortgage Association I, 6.5%, 5/15/31	9,621
8,553	Government National Mortgage Association I, 6.5%, 5/15/31	10,237
32,297	Government National Mortgage Association I, 6.5%, 5/15/31	36,705
4,276	Government National Mortgage Association I, 6.5%, 6/15/31	4,876
10,963	Government National Mortgage Association I, 6.5%, 7/15/31	12,115
23,323	Government National Mortgage Association I, 6.5%, 8/15/31	26,655
9,505	Government National Mortgage Association I, 6.5%, 9/15/31	10,581
3,822	Government National Mortgage Association I, 6.5%, 10/15/31	4,223
3,867	Government National Mortgage Association I, 6.5%, 10/15/31	4,358
38,737	Government National Mortgage Association I, 6.5%, 10/15/31	43,541
2,484	Government National Mortgage Association I, 6.5%, 11/15/31	2,745
37,002	Government National Mortgage Association I, 6.5%, 11/15/31	40,890
14,326	Government National Mortgage Association I, 6.5%, 1/15/32	15,831
61,184	Government National Mortgage Association I, 6.5%, 1/15/32	71,401
2,699	Government National Mortgage Association I, 6.5%, 2/15/32	2,982
9,450	Government National Mortgage Association I, 6.5%, 2/15/32	10,961
11,535	Government National Mortgage Association I, 6.5%, 2/15/32	13,452
17,030	Government National Mortgage Association I, 6.5%, 2/15/32	18,819
17,579	Government National Mortgage Association I, 6.5%, 2/15/32	20,220
8,606	Government National Mortgage Association I, 6.5%, 3/15/32	9,723
64,007	Government National Mortgage Association I, 6.5%, 3/15/32	73,385
3,583	Government National Mortgage Association I, 6.5%, 4/15/32	3,959
6,234	Government National Mortgage Association I, 6.5%, 4/15/32	7,125
7,811	Government National Mortgage Association I, 6.5%, 4/15/32	8,925
29,779	Government National Mortgage Association I, 6.5%, 4/15/32	35,491
2,814	Government National Mortgage Association I, 6.5%, 5/15/32	3,178
4,400	Government National Mortgage Association I, 6.5%, 5/15/32	4,863
5,884	Government National Mortgage Association I, 6.5%, 5/15/32	7,043
6,475	Government National Mortgage Association I, 6.5%, 5/15/32	7,379
7,720	Government National Mortgage Association I, 6.5%, 6/15/32	8,531
8,323	Government National Mortgage Association I, 6.5%, 6/15/32	9,566
8,722	Government National Mortgage Association I, 6.5%, 6/15/32	9,638
7,537	Government National Mortgage Association I, 6.5%, 7/15/32	8,328
8,491	Government National Mortgage Association I, 6.5%, 7/15/32	9,691
79,091	Government National Mortgage Association I, 6.5%, 7/15/32	92,759
3,254	Government National Mortgage Association I, 6.5%, 8/15/32	3,747
17,984	Government National Mortgage Association I, 6.5%, 8/15/32	21,150
28,669	Government National Mortgage Association I, 6.5%, 8/15/32	32,853
13,462	Government National Mortgage Association I, 6.5%, 9/15/32	15,896
31,410	Government National Mortgage Association I, 6.5%, 9/15/32	34,710
32,074	Government National Mortgage Association I, 6.5%, 9/15/32	37,011
35,513	Government National Mortgage Association I, 6.5%, 10/15/32	39,244
28,394	Government National Mortgage Association I, 6.5%, 11/15/32	34,054
175,959	Government National Mortgage Association I, 6.5%, 12/15/32	209,353
1,892	Government National Mortgage Association I, 6.5%, 1/15/33	2,229
192,792	Government National Mortgage Association I, 6.5%, 1/15/33	231,973
17,210	Government National Mortgage Association I, 6.5%, 5/15/33	19,018
1,366	Government National Mortgage Association I, 6.5%, 10/15/33	1,570
97,463	Government National Mortgage Association I, 6.5%, 6/15/34	112,755
3,540	Government National Mortgage Association I, 6.5%, 9/15/34	3,912
35,334	Government National Mortgage Association I, 6.5%, 4/15/35	39,046
5,685	Government National Mortgage Association I, 6.5%, 6/15/35	6,283
16,006	Government National Mortgage Association I, 6.5%, 7/15/35	17,691
57,335	Government National Mortgage Association I, 6.5%, 7/15/35	63,358
7,313	Government National Mortgage Association I, 7.0%, 8/15/23	7,708
21,721	Government National Mortgage Association I, 7.0%, 9/15/24	23,487
7,755	Government National Mortgage Association I, 7.0%, 7/15/25	8,327
3,583	Government National Mortgage Association I, 7.0%, 11/15/26	4,018
8,676	Government National Mortgage Association I, 7.0%, 6/15/27	9,741
9,669	Government National Mortgage Association I, 7.0%, 1/15/28	10,797
7,482	Government National Mortgage Association I, 7.0%, 2/15/28	7,835
5,353	Government National Mortgage Association I, 7.0%, 3/15/28	5,357
4,017	Government National Mortgage Association I, 7.0%, 4/15/28	4,033
9,258	Government National Mortgage Association I, 7.0%, 7/15/28	10,405
665	Government National Mortgage Association I, 7.0%, 8/15/28	750
8,428	Government National Mortgage Association I, 7.0%, 11/15/28	9,947
24,299	Government National Mortgage Association I, 7.0%, 11/15/28	28,433
17,863	Government National Mortgage Association I, 7.0%, 4/15/29	18,531
17,911	Government National Mortgage Association I, 7.0%, 4/15/29	19,676
18,499	Government National Mortgage Association I, 7.0%, 5/15/29	18,900
6,023	Government National Mortgage Association I, 7.0%, 7/15/29	6,778
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
35,039	Government National Mortgage Association I, 7.0%, 11/15/29	$ 39,470
1,031	Government National Mortgage Association I, 7.0%, 12/15/30	1,035
1,595	Government National Mortgage Association I, 7.0%, 12/15/30	1,626
19,158	Government National Mortgage Association I, 7.0%, 12/15/30	22,624
32,037	Government National Mortgage Association I, 7.0%, 12/15/30	32,545
36,090	Government National Mortgage Association I, 7.0%, 1/15/31	36,586
4,468	Government National Mortgage Association I, 7.0%, 3/15/31	4,595
14,596	Government National Mortgage Association I, 7.0%, 6/15/31	17,623
1,756	Government National Mortgage Association I, 7.0%, 7/15/31	2,097
80,503	Government National Mortgage Association I, 7.0%, 8/15/31	97,540
9,192	Government National Mortgage Association I, 7.0%, 9/15/31	9,653
25,139	Government National Mortgage Association I, 7.0%, 9/15/31	28,938
6,917	Government National Mortgage Association I, 7.0%, 11/15/31	7,276
37,870	Government National Mortgage Association I, 7.0%, 3/15/32	43,596
31,015	Government National Mortgage Association I, 7.0%, 4/15/32	35,753
49,923	Government National Mortgage Association I, 7.0%, 5/15/32	61,650
1,830	Government National Mortgage Association I, 7.5%, 3/15/23	1,853
13,065	Government National Mortgage Association I, 7.5%, 10/15/23	13,885
846	Government National Mortgage Association I, 7.5%, 6/15/24	859
6,184	Government National Mortgage Association I, 7.5%, 8/15/25	6,231
2,400	Government National Mortgage Association I, 7.5%, 9/15/25	2,613
4,082	Government National Mortgage Association I, 7.5%, 2/15/27	4,160
16,919	Government National Mortgage Association I, 7.5%, 3/15/27	19,614
26,267	Government National Mortgage Association I, 7.5%, 10/15/27	29,549
11,970	Government National Mortgage Association I, 7.5%, 6/15/29	13,557
2,221	Government National Mortgage Association I, 7.5%, 8/15/29	2,256
6,656	Government National Mortgage Association I, 7.5%, 8/15/29	6,735
11,963	Government National Mortgage Association I, 7.5%, 9/15/29	12,015
4,750	Government National Mortgage Association I, 7.5%, 10/15/29	4,934
12,131	Government National Mortgage Association I, 7.5%, 2/15/31	12,280
13,423	Government National Mortgage Association I, 7.5%, 2/15/31	13,915
5,900	Government National Mortgage Association I, 7.5%, 3/15/31	6,103
17,657	Government National Mortgage Association I, 7.5%, 12/15/31	17,673
1,835	Government National Mortgage Association I, 7.75%, 2/15/30	1,863
323	Government National Mortgage Association I, 8.5%, 8/15/21	324
17	Government National Mortgage Association I, 9.0%, 9/15/21	17
678	Government National Mortgage Association I, 9.0%, 6/15/22	686
376,240	Government National Mortgage Association II, 3.5%, 3/20/45	401,480
378,428	Government National Mortgage Association II, 3.5%, 4/20/45	410,613
563,088	Government National Mortgage Association II, 3.5%, 4/20/45	618,300
846,054	Government National Mortgage Association II, 3.5%, 4/20/45	931,417
1,112,496	Government National Mortgage Association II, 3.5%, 3/20/46	1,235,512
4,145,618	Government National Mortgage Association II, 4.0%, 7/20/44	4,513,878
149,065	Government National Mortgage Association II, 4.0%, 9/20/44	162,264
993,107	Government National Mortgage Association II, 4.0%, 10/20/44	1,080,601
3,497,511	Government National Mortgage Association II, 4.0%, 10/20/46	3,763,355
1,494,487	Government National Mortgage Association II, 4.0%, 2/20/48	1,654,961
1,746,235	Government National Mortgage Association II, 4.0%, 4/20/48	1,933,445
33,564	Government National Mortgage Association II, 4.5%, 12/20/34	36,883
145,405	Government National Mortgage Association II, 4.5%, 1/20/35	161,567
25,052	Government National Mortgage Association II, 4.5%, 3/20/35	27,830
683,553	Government National Mortgage Association II, 4.5%, 9/20/41	758,997
2,906,318	Government National Mortgage Association II, 4.5%, 9/20/44	3,058,645
999,013	Government National Mortgage Association II, 4.5%, 10/20/44	1,109,805
2,055,360	Government National Mortgage Association II, 4.5%, 11/20/44	2,283,240
3,696,922	Government National Mortgage Association II, 4.5%, 2/20/48	4,003,407
108,077	Government National Mortgage Association II, 5.5%, 3/20/34	128,193
89,170	Government National Mortgage Association II, 5.5%, 4/20/34	105,758
42,297	Government National Mortgage Association II, 5.5%, 10/20/37	46,597
60,942	Government National Mortgage Association II, 5.75%, 6/20/33	67,092
19,583	Government National Mortgage Association II, 5.9%, 1/20/28	21,566
38,736	Government National Mortgage Association II, 5.9%, 7/20/28	42,337
10,142	Government National Mortgage Association II, 6.0%, 10/20/31	11,429
50,162	Government National Mortgage Association II, 6.0%, 1/20/33	58,353
55,035	Government National Mortgage Association II, 6.0%, 10/20/33	63,329
31,858	Government National Mortgage Association II, 6.0%, 6/20/34	36,917
71,329	Government National Mortgage Association II, 6.45%, 1/20/33	77,513
6,409	Government National Mortgage Association II, 6.5%, 1/20/24	6,719
21,553	Government National Mortgage Association II, 6.5%, 8/20/28	24,667
1,041	Government National Mortgage Association II, 6.5%, 2/20/29	1,208
394	Government National Mortgage Association II, 6.5%, 3/20/29	453
12,573	Government National Mortgage Association II, 6.5%, 4/20/29	14,434
7,215	Government National Mortgage Association II, 6.5%, 4/20/31	8,582
4,972	Government National Mortgage Association II, 6.5%, 6/20/31	5,903
23,868	Government National Mortgage Association II, 6.5%, 10/20/32	28,259
32,235	Government National Mortgage Association II, 6.5%, 3/20/34	38,558
3,457	Government National Mortgage Association II, 7.0%, 5/20/26	3,809
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
9,827	Government National Mortgage Association II, 7.0%, 8/20/27	$ 11,233
10,382	Government National Mortgage Association II, 7.0%, 6/20/28	11,989
36,893	Government National Mortgage Association II, 7.0%, 11/20/28	42,739
40,623	Government National Mortgage Association II, 7.0%, 1/20/29	47,318
3,682	Government National Mortgage Association II, 7.0%, 2/20/29	4,231
1,105	Government National Mortgage Association II, 7.0%, 12/20/30	1,299
5,555	Government National Mortgage Association II, 7.0%, 1/20/31	6,546
2,863	Government National Mortgage Association II, 7.0%, 3/20/31	3,418
16,622	Government National Mortgage Association II, 7.0%, 7/20/31	19,717
5,942	Government National Mortgage Association II, 7.0%, 11/20/31	7,077
6,608	Government National Mortgage Association II, 7.5%, 5/20/30	7,929
1,977	Government National Mortgage Association II, 7.5%, 6/20/30	2,363
3,866	Government National Mortgage Association II, 7.5%, 7/20/30	4,529
6,255	Government National Mortgage Association II, 7.5%, 8/20/30	7,576
3,294	Government National Mortgage Association II, 7.5%, 12/20/30	3,968
7	Government National Mortgage Association II, 8.0%, 5/20/25	7
761	Government National Mortgage Association II, 9.0%, 3/20/22	765
97	Government National Mortgage Association II, 9.0%, 4/20/22	97
1,400	Government National Mortgage Association II, 9.0%, 11/20/24	1,406
334,647	New Valley Generation V, 4.929%, 1/15/21	339,225
20,000,000(j)	U.S. Treasury Bills, 10/6/20	19,999,816
250,000,000(j)	U.S. Treasury Bills, 10/13/20	249,993,645
150,000,000(j)	U.S. Treasury Bills, 10/22/20	149,992,781
33,331,673	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	46,044,582
52,672,769	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	73,610,880
31,428,700	U.S. Treasury Note, 0.625%, 8/15/30	31,271,540
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $1,580,696,043)	$1,640,298,296
	TEMPORARY CASH INVESTMENTS - 2.2% of Net Assets
	REPURCHASE AGREEMENTS - 2.2%
4,770,000	$4,770,000 Merrill Lynch, Pierce, Fenner & Smith, 0.07%, dated 9/30/20 plus accrued interest on 10/1/20 collateralized by $4,865,400 Government National Mortgage Association, 2.0%, 9/20/50.	$4,770,000
32,770,000	$32,770,000 RBC Capital Markets LLC, 0.08%, dated 9/30/20 plus accrued interest on 10/1/20 collateralized by the following: $6,917,782 Freddie Mac Giant, 2.0% - 4.5%, 9/1/48 – 9/1/50 $13,200,672 Federal National Mortgage Association, 2.1% - 4.0%, 6/1/40 - 5/1/58 $13,307.021 Government National Mortgage Association, 3.0% - 4.5%, 12/20/49 - 9/20/50.	32,770,000
37,120,000	$37,120,000 ScotiaBank, 0.07%, dated 9/30/20 plus accrued interest on 10/1/20 collateralized by the following: $722,362 Federal Home Loan Mortgage Corp., 1.9% - 4.0%, 5/1/28 - 9/1/50 $468,752 Federal National Mortgage Association, 2.7%, 11/1/45 $36,671,419 U.S. Treasury Notes, 1.6%, 2/15/26	37,120,000
27,385,000	$27,385,000 TD Securities USA LLC, 0.06%, dated 9/30/20 plus accrued interest on 10/1/20 collateralized by $27,932,777 U.S. Treasury Bond, 1.3%, 5/15/50.	27,385,000
27,385,000	$27,385,000 TD Securities USA LLC, 0.08%, dated 9/30/20 plus accrued interest on 10/1/20 collateralized by $27,932,777 U.S. Treasury Bond, 1.3%, 5/15/50.	27,385,000
		$129,430,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $129,430,000)	$129,430,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 104.3%
	(Cost $6,004,667,092)	$6,201,058,447
	OTHER ASSETS AND LIABILITIES - (4.3)%	$(257,510,574)
	NET ASSETS - 100.0%	$5,943,547,873

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2020, the value of these securities amounted to $2,501,628,783, or 42.1% of net assets.

(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2020.

+	Security that used significant unobservable inputs to determine its value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2020.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2020.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at September 30, 2020.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Issued as participation notes.
(g)	Non-income producing security.
(h)	Issued as preference shares.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Acorn Re	7/3/2018	$ 1,147,943	$1,150,575
Adare Re 2020	12/30/2019	2,511,250	2,606,676
Ailsa Re 2019	6/4/2019	2,500,000	2,562,250
Alturas Re 2019-2	12/19/2018	34,018	181,530
Alturas Re 2019-2	12/20/2018	2,200	45,940
Alturas Re 2019-3	6/26/2019	24,550	51,801
Alturas Re 2020-1A	12/27/2019	440,000	373,076
Alturas Re 2020-1B	1/1/2020	560,000	474,824
Alturas Re 2020-2	12/23/2019	4,500,000	4,974,750
Alturas Re 2020-3	8/3/2020	225,450	234,468
Ballybunion Re	12/31/2019	8,021,542	8,149,600
Bantry Re 2016	2/6/2019	161,200	161,200
Bantry Re 2017	2/6/2019	354,185	354,150
Bantry Re 2018	2/6/2019	22,757	22,800
Bantry Re 2019	2/1/2019	–	169,818
Bantry Re 2020	2/4/2020	4,776,758	5,101,854
Berwick Re 2017-1	1/5/2017	66,325	66,200
Berwick Re 2018-1	1/10/2018	1,941,780	1,240,399
Berwick Re 2019-1	12/31/2018	870,105	870,167
Berwick Re 2020-1	9/24/2020	3,000,000	3,218,474
Blue Lotus Re 2018	12/20/2017	–	54,625
Bonanza Re	2/13/2020	500,000	500,250
Bowline Re	5/10/2018	2,000,000	1,996,600
Caelus Re V	4/27/2017	500,000	455,000
Caelus Re VI	2/20/2020	500,000	502,900
Carnoustie Re 2017	1/3/2017	1,069,907	593,100
Carnoustie Re 2019	12/31/2018	–	2,166
Carnoustie Re 2020	7/16/2020	2,000,000	2,148,680
Castle Stuart Re 2018	12/20/2017	430,183	226,962
Cedar Re 2020	7/31/2020	3,101,795	3,206,481
Denning Re 2019	8/8/2019	2,941,866	3,081,638
Dingle Re 2019	3/4/2019	547,135	612,315
Dingle Re 2020	2/13/2020	698,625	761,313
Eden Re II	12/14/2018	6,000	48,700
Eden Re II	1/23/2018	4,295	116,274
Eden Re II	12/15/2017	7,470	81,236
Eden Re II	1/22/2019	59,061	493,295
Eden Re II	12/16/2019	2,100,000	2,272,200
Eden Re II	12/23/2019	6,400,000	6,920,960
FloodSmart Re	4/10/2019	250,000	248,250
Formby Re 2018	7/9/2018	222,074	265,374
Galilei Re	1/4/2017	1,500,000	1,500,000
Galilei Re	1/4/2017	1,200,000	1,200,600
Galilei Re 2017	6/12/2020	297,374	300,000
Gleneagles Re 2016	1/14/2016	–	109,200
Gleneagles Re 2018	12/27/2017	80,273	118,300
Gleneagles Re 2019	12/31/2018	–	19,818
Gleneagles Re 2020	6/16/2020	1,250,000	1,333,125
Gullane Re 2018	3/26/2018	2,018,739	2,168,623
Harambee Re 2018	12/19/2017	156,092	22,400
Harambee Re 2019	12/20/2018	–	57,500
Harambee Re 2020	2/27/2020	4,000,000	4,245,200
Hypatia Ltd.	7/10/2020	1,000,000	1,046,500
Hypatia Ltd.	7/10/2020	500,000	522,150
International Bank for Reconstruction & Development	2/28/2020	250,000	249,725
International Bank for Reconstruction & Development	2/2/2018	1,250,000	1,244,750
International Bank for Reconstruction & Development	2/2/2018	1,500,000	1,494,000
Isosceles Re 2020	6/8/2020	2,339,476	2,387,760
Kendall Re	6/12/2020	245,002	250,250
Kilimanjaro II Re	4/6/2017	1,500,000	1,499,400
Kilimanjaro II Re	4/6/2017	850,000	850,850
Kilimanjaro III Re	12/9/2019	2,750,000	2,754,400
Kilimanjaro Re	4/18/2018	1,600,000	1,608,800
Leven Re 2020	1/29/2020	2,889,300	3,021,492
Limestone Re 2016-1	12/15/2016	6,766	238
Limestone Re 2016-1	12/15/2016	2,310	81

Restricted Securities	Acquisition date	Cost	Value
Limestone Re 2018	6/20/2018	$ 2,000	$ 68,353
Limestone Re 2019	12/15/2016	11,622	42,884
Limestone Re 2019-2	6/20/2018	167,000	291,248
Limestone Re 2020-1	12/27/2019	1,420,000	1,462,884
Limestone Re 2020-1	12/15/2016	480,000	494,496
Limestone Re 2020-2	6/20/2018	1,333,000	1,354,461
Lion Rock Re 2019	12/17/2018	–	39,100
Lion Rock Re 2020	3/27/2020	500,000	555,500
Liphook Re 2020	7/14/2020	1,163,258	1,242,744
Long Point Re III	5/17/2018	2,500,000	2,500,250
Lorenz Re 2018	6/26/2018	1,341,415	137,000
Lorenz Re 2019	6/26/2019	973,670	289,441
Lorenz Re 2020	8/11/2020	2,480,490	2,628,327
Lorenz Re 2020	8/12/2020	2,019,510	2,139,873
Matterhorn Re	1/29/2020	1,246,649	1,253,375
Matterhorn Re	4/30/2020	250,000	254,875
Matterhorn Re	4/30/2020	387,876	389,000
Matterhorn Re	6/25/2020	1,750,000	1,774,500
Matterhorn Re	6/25/2020	2,213,413	2,263,000
Matterhorn Re	1/29/2020	1,494,179	1,503,450
Merion Re 2018-2	12/28/2017	7,000,000	7,542,500
Mona Lisa Re	12/30/2019	500,000	508,250
NCM Re 2019	12/27/2018	5,444	116,200
Oakmont Re 2017	5/10/2017	–	29,400
Oakmont Re 2019	5/21/2019	1,454,187	1,730,780
Old Head Re 2020	1/3/2020	227,747	285,364
Pangaea Re 2016-2	5/31/2016	–	5,350
Pangaea Re 2018-1	1/11/2018	543,427	80,007
Pangaea Re 2018-3	5/31/2018	1,565,597	134,832
Pangaea Re 2019-1	1/9/2019	42,174	83,704
Pangaea Re 2019-3	7/25/2019	143,386	171,924
Pangaea Re 2020-1	1/21/2020	3,974,837	4,290,193
Pangaea Re 2020-3	9/2/2020	5,000,000	5,168,866
Port Royal Re 2019	5/20/2019	1,841,312	2,022,579
Residential Reinsurance 2016	6/12/2020	1,216,792	1,252,375
Residential Reinsurance 2016	11/3/2016	2,500,000	2,500,500
Residential Reinsurance 2020	5/27/2020	250,000	251,950
Resilience Re	4/13/2017	11,762	360
Sanders Re II	5/20/2020	250,000	254,900
Sector Re V	4/29/2020	900,000	942,922
Sector Re V	4/29/2020	900,000	970,253
Sector Re V	12/4/2018	688,554	420,658
Sector Re V	1/1/2020	999,986	1,051,236
Sector Re V	4/24/2020	500,000	539,030
Sector Re V, Series 8, Class D	12/14/2018	134,049	83,022
Sector Re V, Series 9, Class A	4/23/2019	600,000	252,794
Sector Re V, Series 9, Class C	12/4/2019	2,000,000	2,102,502
Sector Re V, Series 9, Class G	5/1/2019	1,914	50,559
Seminole Re 2018	1/2/2018	7,744	16,840
Spectrum Capital	6/12/2020	983,598	1,002,400
St. Andrews Re 2017-1	1/3/2017	203,245	203,400
St. Andrews Re 2017-4	3/31/2017	–	171,018
Sussex Re 2020-1	1/21/2020	3,609,700	3,833,502
Thaxted Park Re 2020	5/27/2020	5,107,042	5,269,576
Thopas Re 2018	12/12/2017	80,073	–
Thopas Re 2019	12/21/2018	511,492	447,600
Thopas Re 2020	12/30/2019	6,000,000	6,430,800
Ursa Re	6/12/2020	245,765	249,675
Ursa Re	11/20/2019	2,000,000	1,998,800
Versutus Re 2017	1/5/2017	264,964	–
Versutus Re 2018	1/31/2018	67,926	38,000
Versutus Re 2019-A	1/28/2019	–	78,900
Versutus Re 2019-B	12/24/2018	–	77,550
Viribus Re 2018	12/22/2017	132,337	36,400
Viribus Re 2019	12/27/2018	–	146,365
Viribus Re 2020	3/12/2020	4,139,570	4,111,007
Vita Capital VI	2/12/2020	1,747,991	1,487,500
Vitality Re VIII	1/31/2020	799,907	793,200
Vitality Re X	2/3/2020	2,497,574	2,486,250
Vitality Re XI	1/31/2020	992,855	992,000
Walton Health Re 2018	10/19/2018	453,743	262,833
Walton Health Re 2019	7/18/2019	272,678	350,850
White Heron Re 2020	7/21/2020	1,891,420	1,973,331
Woburn Re 2018	10/19/2018	622,601	167,272
Woburn Re 2019	1/30/2019	2,158,749	2,330,540
Total Restricted Securities			$173,087,413
% of Net assets			2.8%

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1,062	U.S. 2 Year Note (CBT)	12/31/20	$234,564,633	$234,660,516	$95,883
4,413	U.S. 5 Year Note (CBT)	12/31/20	555,693,015	556,175,906	482,891
880	U.S. Ultra Bond (CBT)	12/21/20	197,751,961	195,195,000	(2,556,961)
			$988,009,609	$986,031,422	$(1,978,187)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
2,159	U.S. 10 Year Note (CBT)	12/21/20	$300,963,281	$301,247,969	$(284,688)
2,422	U.S. 10 Year Ultra	12/21/20	387,925,408	387,330,781	594,627
342	U.S. Long Bond (CBT)	12/21/20	60,731,531	60,288,187	443,344
			$749,620,220	$748,866,937	$753,283
TOTAL FUTURES CONTRACTS			$238,389,389	$237,164,485	$(1,224,904)

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
41,998,000	Markit CDX North America High Yield Series 34	Receive	5.00%	6/20/25	$ (361,649)	$ 2,553,525	$ 2,191,876
TOTAL SWAP CONTRACTS					$ (361,649)	$ 2,553,525	$ 2,191,876

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stock	$64,667	$–	$–	$64,667
Convertible Preferred Stocks	71,160,747	–	–	71,160,747
Asset Backed Securities	–	773,767,545	–	773,767,545
Collateralized Mortgage Obligations	–	783,250,376	–	783,250,376
Commercial Mortgage-Backed Securities	–	356,324,025	–	356,324,025
Corporate Bonds	–	2,199,553,300	–	2,199,553,300
Foreign Government Bonds	–	27,714,920	–	27,714,920
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes - California	–	–	2,606,676	2,606,676
Multiperil - Massachusetts	–	–	3,081,638	3,081,638
Multiperil - U.S.	–	–	11,588,691	11,588,691
Multiperil - U.S. & Canada	–	–	3,021,492	3,021,492
Multiperil - U.S. Regional	–	–	2,562,250	2,562,250
Multiperil - Worldwide	–	–	4,519,655	4,519,655
Windstorm - Florida	–	–	3,471,855	3,471,855
Windstorm - North Carolina	–	–	2,387,760	2,387,760
Windstorm - U.S. Multistate	–	–	1,973,331	1,973,331
Windstorm - U.S. Regional	–	–	3,002,924	3,002,924
Industry Loss Warranties
Windstorm - U.S.	–	–	5,269,576	5,269,576
Reinsurance Sidecars
Multiperil - U.S.	–	–	7,296,008	7,296,008
Multiperil - Worldwide	–	–	79,214,307	79,214,307
All Other Insurance-Linked Securities	–	43,091,250	–	43,091,250
Municipal Bonds	–	3,126,874	–	3,126,874
Senior Secured Floating Rate Loan Interests	–	43,280,284	–	43,280,284
U.S. Government and Agency Obligations	–	1,640,298,296	–	1,640,298,296
Repurchase Agreements	–	129,430,000	–	129,430,000
Total Investments in Securities	$71,225,414	$5,999,836,870	$129,996,163	$6,201,058,447
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(1,224,904)	$–	$–	$(1,224,904)
Swap contracts, at value	–	2,191,876	–	2,191,876
Total Other Financial Instruments	$(1,224,904)	$2,191,876	$–	$966,972

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance- Linked Securities
Balance as of 6/30/20	$125,880,061
Realized gain (loss)	(501,168)
Change in unrealized appreciation (depreciation)	1,672,278
Accrued discounts/premiums	55,921
Purchases	22,198,223
Sales	(19,309,152)
Transfers in to Level 3*	–
Transfers out of Level 3*	–
Balance as of 9/30/20	$129,996,163

*  Transfers are calculated on the beginning of period values. For the three months ended September 30, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2020: $1,679,674.